GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 10.4%
Aerospace & Defense – 0.2%
189	Airbus SE	$ 29,542
283	Axon Enterprise, Inc.*	183,090
18,616	BAE Systems PLC	290,966
482	Dassault Aviation SA	96,042
213	Elbit Systems Ltd.	51,745
1,334	General Dynamics Corp.	378,869
3,926	General Electric Co.	715,160
508	HEICO Corp.	138,872
648	HEICO Corp. Class A	136,812
2,442	Howmet Aerospace, Inc.	289,084
1,329	Huntington Ingalls Industries, Inc.	263,036
1,621	Kongsberg Gruppen ASA	191,022
1,321	L3Harris Technologies, Inc.	325,296
5,720	Leonardo SpA	154,043
907	Lockheed Martin Corp.	480,175
168	MTU Aero Engines AG	57,274
543	Northrop Grumman Corp.	265,880
287	Rheinmetall AG	189,304
34,744	Rolls-Royce Holdings PLC*	247,150
5,450	RTX Corp.	663,974
5,164	Saab AB Class B	113,226
1,299	Safran SA	303,114
38,420	Singapore Technologies Engineering Ltd.	129,139
5,356	Textron, Inc.	458,634
550	Thales SA	82,301
257	TransDigm Group, Inc.	322,013

		6,555,763

Air Freight & Logistics – 0.0%
4,609	CH Robinson Worldwide, Inc.	486,618
14,957	Deutsche Post AG	550,340
1,321	Expeditors International of
	Washington, Inc.	160,686
700	FedEx Corp.	211,869
16,507	InPost SA*	289,068
5,765	SG Holdings Co. Ltd.	56,735

		1,755,316

Automobile Components – 0.0%
20,793	Aisin Corp.	219,569
2,472	Aptiv PLC*	137,270
3,126	Bridgestone Corp.	111,814
8,610	Cie Generale des Etablissements
	Michelin SCA	280,108
2,530	Continental AG	166,502
4,499	Denso Corp.	64,411
11,113	Sumitomo Electric Industries Ltd.	214,555

		1,194,229

Automobiles – 0.1%
560	Ferrari NV	243,951
19,078	Ford Motor Co.	212,338
9,868	Isuzu Motors Ltd.	131,633
4,853	Mercedes-Benz Group AG	272,832

Shares	Description	Value

Common Stocks – (continued)
Automobiles – (continued)
12,567	Subaru Corp.	$ 201,658
3,431	Suzuki Motor Corp.	36,486
7,260	Tesla, Inc.*	2,505,862
6,079	Toyota Motor Corp.	103,869

		3,708,629

Banks – 0.6%
7,686	ABN AMRO Bank NV(a)	119,158
13,897	AIB Group PLC	75,835
22,203	ANZ Group Holdings Ltd.	452,528
29,264	Banco Bilbao Vizcaya Argentaria SA	276,432
21,777	Banco BPM SpA	165,939
78,567	Banco Santander SA	362,713
5,538	Bank Hapoalim BM	63,653
14,802	Bank Leumi Le-Israel BM	168,685
28,703	Bank of America Corp.	1,363,679
3,424	Bank of Ireland Group PLC	30,017
2,375	Bank of Montreal	226,516
6,930	Bank of Nova Scotia	395,342
984	Banque Cantonale Vaudoise	97,654
54,444	Barclays PLC	182,496
3,274	BNP Paribas SA	195,706
111,875	BOC Hong Kong Holdings Ltd.	345,191
23,129	CaixaBank SA	125,699
6,952	Canadian Imperial Bank of Commerce	450,424
5,690	Chiba Bank Ltd.	47,580
11,450	Citigroup, Inc.	811,461
8,329	Citizens Financial Group, Inc.	400,958
4,901	Commerzbank AG	75,208
5,421	Commonwealth Bank of Australia	562,777
10,021	Concordia Financial Group Ltd.	60,151
11,764	Credit Agricole SA	157,554
4,322	Danske Bank AS	124,353
11,831	DBS Group Holdings Ltd.	375,419
5,052	DNB Bank ASA	105,726
3,892	Erste Group Bank AG	213,634
5,945	Fifth Third Bancorp	285,717
3,628	FinecoBank Banca Fineco SpA	58,215
290	First Citizens BancShares, Inc. Class A	665,550
15,921	Hang Seng Bank Ltd.	189,957
70,266	HSBC Holdings PLC	654,828
16,027	Huntington Bancshares, Inc.	288,646
21,963	ING Groep NV	339,051
73,328	Intesa Sanpaolo SpA	281,472
10,673	Israel Discount Bank Ltd. Class A	70,262
11,206	Japan Post Bank Co. Ltd.	106,034
15,071	JPMorgan Chase & Co.	3,763,530
1,086	KBC Group NV	78,529
249,627	Lloyds Banking Group PLC	168,295
1,837	M&T Bank Corp.	404,122
14,386	Mediobanca Banca di Credito Finanziario SpA	209,951

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
36,683	Mitsubishi UFJ Financial Group, Inc.	$ 437,845
2,319	Mizrahi Tefahot Bank Ltd.	100,308
11,845	Mizuho Financial Group, Inc.	299,081
13,915	National Australia Bank Ltd.	356,197
2,669	National Bank of Canada	265,213
28,255	NatWest Group PLC	144,930
8,481	Nordea Bank Abp	95,831
39,874	Oversea-Chinese Banking Corp. Ltd.	484,656
1,751	PNC Financial Services Group, Inc.	375,975
12,551	Regions Financial Corp.	342,140
13,591	Resona Holdings, Inc.	113,669
4,951	Royal Bank of Canada	622,813
5,373	Shizuoka Financial Group, Inc.	47,876
12,393	Skandinaviska Enskilda Banken AB Class A	171,962
3,420	Societe Generale SA	90,673
12,806	Standard Chartered PLC	158,320
19,761	Sumitomo Mitsui Financial Group, Inc.	487,718
3,698	Sumitomo Mitsui Trust Group, Inc.	92,715
17,014	Svenska Handelsbanken AB Class A	176,952
5,691	Swedbank AB Class A	111,481
6,417	Toronto-Dominion Bank	363,006
966	Truist Financial Corp.	46,059
6,846	U.S. Bancorp	364,823
7,682	UniCredit SpA	295,079
15,806	United Overseas Bank Ltd.	429,144
16,384	Wells Fargo & Co.	1,247,969
22,079	Westpac Banking Corp.	482,033

		23,801,115

Beverages – 0.1%
3,907	Anheuser-Busch InBev SA	209,971
22,407	Asahi Group Holdings Ltd.	244,405
596	Carlsberg AS Class B	61,493
14,455	Coca-Cola Co.	926,276
2,126	Coca-Cola Europacific Partners PLC	164,935
3,373	Coca-Cola HBC AG	120,398
525	Constellation Brands, Inc. Class A	126,499
897	Diageo PLC	26,798
3,284	Heineken Holding NV	208,099
1,417	Heineken NV	104,886
5,230	Keurig Dr. Pepper, Inc.	170,759
8,234	Kirin Holdings Co. Ltd.	115,059
8,269	Molson Coors Beverage Co. Class B	513,174
4,774	Monster Beverage Corp.*	263,191
6,708	PepsiCo, Inc.	1,096,423

Shares	Description	Value

Common Stocks – (continued)
Beverages – (continued)
2,954	Suntory Beverage & Food Ltd.	$ 100,663

		4,453,029

Biotechnology – 0.2%
7,681	AbbVie, Inc.	1,405,085
474	Alnylam Pharmaceuticals, Inc.*	119,955
1,493	Amgen, Inc.	422,325
2,659	Biogen, Inc.*	427,115
1,603	CSL Ltd.	295,532
423	Genmab AS*	91,166
8,750	Gilead Sciences, Inc.	810,075
22,366	Grifols SA*	203,955
11,198	Incyte Corp.*	835,259
1,240	Neurocrine Biosciences, Inc.*	157,170
541	Regeneron Pharmaceuticals, Inc.*	405,869
7,474	Swedish Orphan Biovitrum AB*	207,389
1,607	United Therapeutics Corp.*	595,378
1,224	Vertex Pharmaceuticals, Inc.*	572,991

		6,549,264

Broadline Retail – 0.3%
53,557	Amazon.com, Inc.*	11,133,965
2,721	Canadian Tire Corp. Ltd. Class A	299,280
3,999	Dollarama, Inc.	417,681
5,390	eBay, Inc.	341,133
148	MercadoLibre, Inc.*	293,805
4,391	Next PLC	563,946
2,352	Pan Pacific International Holdings Corp.	59,913
21,784	Rakuten Group, Inc.*	125,544
11,877	Wesfarmers Ltd.	558,265

		13,793,532

Building Products – 0.1%
3,999	A.O. Smith Corp.	297,885
927	Allegion PLC	130,559
5,179	Assa Abloy AB Class B	159,058
4,969	Builders FirstSource, Inc.*	926,569
543	Carlisle Cos., Inc.	247,988
675	Carrier Global Corp.	52,225
4,718	Cie de Saint-Gobain SA	430,798
191	Daikin Industries Ltd.	23,108
4,161	Fortune Brands Innovations, Inc.	325,806
467	Geberit AG	281,674
1,370	Johnson Controls International PLC	114,888
365	Kingspan Group PLC	27,502
989	Lennox International, Inc.	659,792
7,051	Masco Corp.	568,029
2,939	Owens Corning	604,317
1,148	Rockwool AS Class B	419,776
1,159	TOTO Ltd.	31,319
864	Trane Technologies PLC	359,614

		5,660,907

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – 0.4%
8,970	3i Group PLC	$ 423,879
1,678	Ameriprise Financial, Inc.	963,122
518	Amundi SA(a)	33,743
1,222	ARES Management Corp. Class A	215,964
1,493	ASX Ltd.	64,466
10,767	Bank of New York Mellon Corp.	881,494
388	Blackrock, Inc.	396,846
3,149	Blackstone, Inc.	601,742
784	Brookfield Corp.	48,130
796	Carlyle Group, Inc.	42,371
1,509	Cboe Global Markets, Inc.	325,718
1,310	Charles Schwab Corp.	108,416
1,872	CME Group, Inc.	445,536
650	Coinbase Global, Inc. Class A*	192,530
4,992	CVC Capital Partners PLC*(a)	122,229
12,889	Daiwa Securities Group, Inc.	86,714
24,203	Deutsche Bank AG	411,650
1,117	Deutsche Boerse AG	261,524
1,149	Euronext NV(a)	128,202
580	FactSet Research Systems, Inc.	284,589
16,336	Franklin Resources, Inc.	371,807
36,659	Hargreaves Lansdown PLC	509,924
1,541	Hong Kong Exchanges & Clearing Ltd.	58,013
4,394	IGM Financial, Inc.	148,261
3,022	Intercontinental Exchange, Inc.	486,421
5,432	Japan Exchange Group, Inc.	65,733
1,956	KKR & Co., Inc.	318,574
2,181	London Stock Exchange Group PLC	312,578
1,958	LPL Financial Holdings, Inc.	636,644
1,162	Macquarie Group Ltd.	175,746
186	MarketAxess Holdings, Inc.	48,116
1,831	Moody’s Corp.	915,463
4,655	Morgan Stanley	612,645
1,653	Nasdaq, Inc.	137,182
15,674	Nomura Holdings, Inc.	95,026
3,992	Northern Trust Corp.	443,751
1,599	Onex Corp.	130,314
231	Partners Group Holding AG	335,707
2,242	Raymond James Financial, Inc.	379,526
5,138	Robinhood Markets, Inc. Class A*	192,881
1,001	S&P Global, Inc.	523,032
2,908	SBI Holdings, Inc.	73,518
23,478	Schroders PLC	94,213
2,386	SEI Investments Co.	197,155
40,508	Singapore Exchange Ltd.	384,556
5,958	State Street Corp.	586,923
1,578	T. Rowe Price Group, Inc.	195,419
5,779	TMX Group Ltd.	183,435
1,382	Tradeweb Markets, Inc. Class A	187,261
1,303	UBS Group AG	42,136

		14,880,825

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 0.1%
1,100	Air Liquide SA	$ 182,969
224	Air Products & Chemicals, Inc.	74,890
1,797	Akzo Nobel NV	104,925
1,936	Arkema SA	153,615
13,158	Asahi Kasei Corp.	94,037
2,733	Celanese Corp.	200,083
1,472	CF Industries Holdings, Inc.	131,979
2,453	Clariant AG	29,628
754	Covestro AG*(a)	46,026
3,266	Dow, Inc.	144,390
1,162	Eastman Chemical Co.	121,685
1,439	Ecolab, Inc.	357,980
184	EMS-Chemie Holding AG	131,020
12,004	Evonik Industries AG	220,685
44	Givaudan SA	194,117
49,376	ICL Group Ltd.	224,415
855	International Flavors & Fragrances, Inc.	78,113
1,740	Linde PLC	802,123
2,351	LyondellBasell Industries NV Class A	195,932
33,126	Mitsubishi Chemical Group Corp.	174,279
4,761	Mosaic Co.	125,976
2,221	Nippon Sanso Holdings Corp.	65,001
3,025	Nitto Denko Corp.	48,363
4,464	Nutrien Ltd.	208,780
13,018	Orica Ltd.	154,247
1,464	PPG Industries, Inc.	182,078
2,737	RPM International, Inc.	379,841
1,722	Sherwin-Williams Co.	684,323
877	Shin-Etsu Chemical Co. Ltd.	32,544
861	Syensqo SA	64,100
789	Symrise AG	87,280
14,579	Toray Industries, Inc.	93,244
2,789	Yara International ASA	78,644

		5,867,312

Commercial Services & Supplies – 0.1%
4,771	Brambles Ltd.	59,401
4,164	Cintas Corp.	940,190
2,809	Copart, Inc.*	178,062
4,061	Element Fleet Management Corp.	86,670
893	RB Global, Inc.	87,485
2,144	Republic Services, Inc.	468,035
11,517	Rollins, Inc.	579,651
2,814	Secom Co. Ltd.	98,323
20,398	Securitas AB Class B	258,484
4,673	TOPPAN Holdings, Inc.	125,330
4,335	Veralto Corp.	469,004
2,140	Waste Connections, Inc.	411,886
2,254	Waste Management, Inc.	514,408

		4,276,929

Communications Equipment – 0.1%
933	Arista Networks, Inc.*	378,630

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
13,325	Cisco Systems, Inc.	$ 788,973
1,981	F5, Inc.*	495,943
8,773	Juniper Networks, Inc.	315,126
1,292	Motorola Solutions, Inc.	645,613
90,770	Nokia OYJ	381,274
33,763	Telefonaktiebolaget LM Ericsson Class B	274,315

		3,279,874

Construction & Engineering – 0.1%
8,980	ACS Actividades de Construccion y Servicios SA	417,365
4,741	AECOM	554,555
10,664	Bouygues SA	317,431
3,608	Eiffage SA	325,768
761	EMCOR Group, Inc.	388,201
3,019	Ferrovial SE	124,543
2,889	Kajima Corp.	52,882
6,029	Obayashi Corp.	86,152
827	Quanta Services, Inc.	284,918
2,251	Skanska AB Class B	46,998
1,813	Stantec, Inc.	157,700
1,579	Taisei Corp.	68,719
2,995	Vinci SA	316,553
3,483	WSP Global, Inc.	618,260

		3,760,045

Construction Materials – 0.0%
738	CRH PLC	75,475
3,026	Heidelberg Materials AG	382,648
4,860	Holcim AG	495,328
3,577	James Hardie Industries PLC CDI*	133,267
159	Martin Marietta Materials, Inc.	95,400
294	Vulcan Materials Co.	84,710

		1,266,828

Consumer Finance – 0.1%
16,881	Ally Financial, Inc.	674,902
2,965	American Express Co.	903,376
4,020	Capital One Financial Corp.	771,880
4,234	Discover Financial Services	772,409
11,997	Synchrony Financial	810,038

		3,932,605

Consumer Staples Distribution & Retail – 0.3%
5,521	Aeon Co. Ltd.	132,783
34,531	Albertsons Cos., Inc. Class A	685,440
3,664	Alimentation Couche-Tard, Inc.	215,148
18,509	Carrefour SA	281,872
37,421	Coles Group Ltd.	454,461
2,110	Costco Wholesale Corp.	2,050,667
3,929	Dollar General Corp.	303,594
3,109	Dollar Tree, Inc.*	221,578
18,826	Empire Co. Ltd. Class A	566,508
9,350	Endeavour Group Ltd.	26,722

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
1,837	George Weston Ltd.	$ 295,327
111,034	J Sainsbury PLC	369,251
12,449	Jeronimo Martins SGPS SA	242,587
22,137	Koninklijke Ahold Delhaize NV	763,790
18,677	Kroger Co.	1,140,791
4,369	Loblaw Cos. Ltd.	569,541
15,773	Marks & Spencer Group PLC	76,888
18,004	MatsukiyoCocokara & Co.	252,899
1,768	Metro, Inc.	115,484
17,575	Seven & i Holdings Co. Ltd.	305,229
9,472	Sysco Corp.	730,386
3,375	Target Corp.	446,546
115,276	Tesco PLC	537,703
4,090	Walgreens Boots Alliance, Inc.	36,892
31,098	Walmart, Inc.	2,876,565
17,356	Woolworths Group Ltd.	342,423

		14,041,075

Containers & Packaging – 0.0%
12,116	Amcor PLC	128,914
952	Avery Dennison Corp.	196,064
985	Ball Corp.	61,228
2,118	Crown Holdings, Inc.	195,047
1,625	International Paper Co.	95,599
1,240	Packaging Corp. of America	308,574

		985,426

Distributors – 0.0%
2,228	Genuine Parts Co.	282,354
13,969	LKQ Corp.	548,842
644	Pool Corp.	242,846

		1,074,042

Diversified Consumer Services – 0.0%
10,078	Pearson PLC	158,133

Diversified REITs – 0.0%
5,695	WP Carey, Inc.	324,957

Diversified Telecommunication Services – 0.1%
39,318	AT&T, Inc.	910,605
1,995	BCE, Inc.	53,927
19,607	Deutsche Telekom AG	627,246
2,714	Elisa OYJ	122,981
112,687	HKT Trust & HKT Ltd.	140,206
10,865	Infrastrutture Wireless Italiane SpA(a)	111,966
51,059	Koninklijke KPN NV	198,075
344,021	Nippon Telegraph & Telephone Corp.	353,031
22,787	Orange SA	242,864
4,410	Quebecor, Inc. Class B	103,852
35,169	Singapore Telecommunications Ltd.	81,453
249	Swisscom AG	143,833
90,643	Telefonica SA	410,631

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
8,339	Telenor ASA	$ 98,186
38,857	Telia Co. AB	113,923
38,670	Telstra Group Ltd.	99,584
3,460	TELUS Corp.	53,826
18,211	Verizon Communications, Inc.	807,476

		4,673,665

Electric Utilities – 0.1%
3,062	Alliant Energy Corp.	193,518
1,788	American Electric Power Co., Inc.	178,550
10,053	CK Infrastructure Holdings Ltd.	69,433
8,127	CLP Holdings Ltd.	68,454
1,093	Constellation Energy Corp.	280,420
3,261	Duke Energy Corp.	381,700
1,638	Edison International	143,735
688	Emera, Inc.	26,315
6,550	Endesa SA	143,590
26,910	Enel SpA	193,792
1,520	Entergy Corp.	237,378
2,673	Evergy, Inc.	172,756
2,933	Exelon Corp.	116,030
4,459	FirstEnergy Corp.	189,731
1,663	Fortis, Inc.	74,333
4,022	Fortum OYJ	60,633
3,350	Hydro One Ltd.(a)	109,589
21,687	Iberdrola SA	309,248
11,575	Kansai Electric Power Co., Inc.	149,136
3,432	NextEra Energy, Inc.	269,995
6,760	NRG Energy, Inc.	686,884
16,929	Origin Energy Ltd.	120,271
5,979	PG&E Corp.	129,326
11,380	Power Assets Holdings Ltd.	74,805
6,209	PPL Corp.	216,880
6,523	Redeia Corp. SA	116,514
4,124	Southern Co.	367,572
2,360	SSE PLC	53,226
8,117	Terna - Rete Elettrica Nazionale	68,699
2,161	Xcel Energy, Inc.	156,802

		5,359,315

Electrical Equipment – 0.1%
5,713	ABB Ltd.	326,151
1,484	AMETEK, Inc.	288,460
632	Eaton Corp. PLC	237,265
472	Emerson Electric Co.	62,587
950	GE Vernova, Inc.*	317,414
161	Hubbell, Inc.	74,074
416	Legrand SA	41,741
7,512	Mitsubishi Electric Corp.	127,549
2,300	Prysmian SpA	151,712
1,246	Schneider Electric SE	320,996
5,824	Siemens Energy AG*	315,964
2,036	Vertiv Holdings Co. Class A	259,794

		2,523,707

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.1%
7,087	Amphenol Corp. Class A	$ 514,871
1,588	CDW Corp.	279,377
5,453	Corning, Inc.	265,397
5,538	Halma PLC	190,890
12,813	Hexagon AB Class B	109,234
3,507	Jabil, Inc.	476,356
113	Keyence Corp.	49,030
1,440	Keysight Technologies, Inc.*	246,010
12,016	Kyocera Corp.	118,506
6,553	Shimadzu Corp.	184,924
11,740	TDK Corp.	152,168
2,274	TE Connectivity PLC	343,647
820	Teledyne Technologies, Inc.*	397,913
1,656	Trimble, Inc.*	120,838
2,382	Yokogawa Electric Corp.	53,226
114	Zebra Technologies Corp. Class A*	46,398

		3,548,785

Energy Equipment & Services – 0.0%
2,469	Baker Hughes Co.	108,513
4,451	Halliburton Co.	141,809
3,228	Schlumberger NV	141,838
16,771	Tenaris SA	321,754

		713,914

Entertainment – 0.1%
27,581	Bollore SE	170,165
11,980	Capcom Co. Ltd.	281,368
2,734	Electronic Arts, Inc.	447,474
471	Konami Group Corp.	46,568
601	Liberty Media Corp.-Liberty Formula One Class C*	53,104
1,273	Netflix, Inc.*	1,128,909
2,411	Nintendo Co. Ltd.	141,502
1,223	ROBLOX Corp. Class A*	61,309
440	Sea Ltd. ADR*	50,072
247	Spotify Technology SA*	117,809
268	Take-Two Interactive Software, Inc.*	50,486
4,040	Universal Music Group NV	97,281
5,527	Walt Disney Co.	649,257
71,161	Warner Bros Discovery, Inc.*	745,767

		4,041,071

Financial Services – 0.3%
5,367	Apollo Global Management, Inc.	939,386
7,965	Berkshire Hathaway, Inc. Class B*	3,847,254
5,963	Corebridge Financial, Inc.	193,022
919	Corpay, Inc.*	350,304
5,262	Equitable Holdings, Inc.	253,786
4,685	EXOR NV	462,736
2,761	Fiserv, Inc.*	610,071
467	Global Payments, Inc.	55,554
1,632	Groupe Bruxelles Lambert NV	113,054

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
5,206	Industrivarden AB Class A	$ 171,033
5,406	Industrivarden AB Class C	177,183
9,145	Infratil Ltd.	69,610
12,910	Investor AB Class B	354,206
837	Jack Henry & Associates, Inc.	147,463
1,724	L E Lundbergforetagen AB Class B	83,653
78,143	M&G PLC	197,157
4,546	Mastercard, Inc. Class A	2,422,745
22,699	Mitsubishi HC Capital, Inc.	153,159
4,094	ORIX Corp.	92,157
894	PayPal Holdings, Inc.*	77,572
8,140	Visa, Inc. Class A	2,564,751
3,813	Washington H Soul Pattinson & Co. Ltd.	86,788
26,842	Wise PLC Class A*	301,553

		13,724,197

Food Products – 0.1%
1,774	Ajinomoto Co., Inc.	74,656
7,632	Archer-Daniels-Midland Co.	416,707
9,559	Associated British Foods PLC	267,560
4,514	Bunge Global SA	405,086
2,534	Campbell’s Co.	117,071
12,650	Conagra Brands, Inc.	348,508
2,872	Danone SA	196,444
2,657	General Mills, Inc.	176,053
1,086	Hershey Co.	191,277
711	J.M. Smucker Co.	83,749
9,406	JDE Peet’s NV	187,252
1,913	Kellanova	155,508
253	Kerry Group PLC Class A	24,474
2,655	Kikkoman Corp.	29,213
8,501	Kraft Heinz Co.	271,777
588	McCormick & Co., Inc.	46,105
4,436	MEIJI Holdings Co. Ltd.	94,878
2,966	Mondelez International, Inc. Class A	192,642
5,662	Nestle SA	491,686
2,685	Nissin Foods Holdings Co. Ltd.	71,435
8,253	Orkla ASA	76,234
2,991	Saputo, Inc.	55,802
3,132	Tyson Foods, Inc. Class A	202,014
453,398	WH Group Ltd.(a)	361,429
18,229	Wilmar International Ltd.	41,952
1,972	Yakult Honsha Co. Ltd.	40,302

		4,619,814

Gas Utilities – 0.0%
4,754	AltaGas Ltd.	116,367
5,034	APA Group	23,755
1,752	Atmos Energy Corp.	265,113
13,345	Snam SpA	62,203

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – (continued)
8,789	Tokyo Gas Co. Ltd.	$ 264,930

		732,368

Ground Transportation – 0.0%
964	Canadian National Railway Co.	107,716
1,077	Canadian Pacific Kansas City Ltd.	82,611
8,674	Central Japan Railway Co.	178,638
4,175	CSX Corp.	152,596
3,666	East Japan Railway Co.	71,608
3,843	Hankyu Hanshin Holdings, Inc.	105,540
746	Old Dominion Freight Line, Inc.	167,954
535	TFI International, Inc.	81,164
7,362	Tokyu Corp.	86,143
3,687	Uber Technologies, Inc.*	265,317
1,248	Union Pacific Corp.	305,336
4,266	West Japan Railway Co.	80,335

		1,684,958

Health Care Equipment & Supplies – 0.2%
5,430	Abbott Laboratories	644,921
946	Alcon AG	84,218
697	Align Technology, Inc.*	162,241
1,360	Baxter International, Inc.	45,846
984	Becton Dickinson & Co.	218,350
1,057	BioMerieux	110,502
6,703	Boston Scientific Corp.*	607,694
2,258	Cochlear Ltd.	449,611
624	Coloplast AS Class B	78,759
562	Cooper Cos., Inc.*	58,707
4,327	Demant AS*	165,685
719	Dexcom, Inc.*	56,075
3,215	Edwards Lifesciences Corp.*	229,390
880	EssilorLuxottica SA	213,905
16,006	Fisher & Paykel Healthcare Corp. Ltd.	360,908
3,208	Hologic, Inc.*	255,036
3,305	Hoya Corp.	427,250
1,124	IDEXX Laboratories, Inc.*	474,047
1,121	Insulet Corp.*	299,060
889	Intuitive Surgical, Inc.*	481,838
13,211	Koninklijke Philips NV*	361,370
4,345	Medtronic PLC	376,016
13,938	Olympus Corp.	220,379
461	Siemens Healthineers AG(a)	25,030
16,455	Smith & Nephew PLC	208,865
535	Sonova Holding AG	183,012
700	STERIS PLC	153,342
1,633	Straumann Holding AG	213,324
1,146	Stryker Corp.	449,404
11,943	Sysmex Corp.	253,106
270	Teleflex, Inc.	52,069
1,410	Terumo Corp.	28,799
1,694	Zimmer Biomet Holdings, Inc.	189,897

		8,138,656

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 0.2%
3,364	Cardinal Health, Inc.	$ 411,215
2,674	Cencora, Inc.	672,645
7,520	Centene Corp.*	451,200
2,186	Cigna Group	738,431
5,841	CVS Health Corp.	349,584
1,814	DaVita, Inc.*	301,432
694	Elevance Health, Inc.	282,430
7,740	Fresenius Medical Care AG	340,657
10,756	Fresenius SE & Co. KGaA*	378,620
882	HCA Healthcare, Inc.	288,608
5,926	Henry Schein, Inc.*	456,598
645	Humana, Inc.	191,165
678	Labcorp Holdings, Inc.	163,506
1,166	McKesson Corp.	732,831
1,822	Quest Diagnostics, Inc.	296,367
4,666	Ramsay Health Care Ltd.	120,859
4,558	Sonic Healthcare Ltd.	85,199
3,638	UnitedHealth Group, Inc.	2,219,908
2,382	Universal Health Services, Inc. Class B	488,310

		8,969,565

Health Care REITs – 0.0%
1,142	Alexandria Real Estate Equities,
	Inc.	125,882
2,102	Healthpeak Properties, Inc.	46,223
1,826	Ventas, Inc.	116,992
2,449	Welltower, Inc.	338,403

		627,500

Health Care Technology – 0.0%
580	ABIOMED, Inc.*(b)	592
2,129	Pro Medicus Ltd.	351,355

		351,947

Hotel & Resort REITs – 0.0%
20,941	Host Hotels & Resorts, Inc.	385,733

Hotels, Restaurants & Leisure – 0.2%
1,922	Accor SA	88,779
2,029	Amadeus IT Group SA	142,498
3,089	Aristocrat Leisure Ltd.	136,985
280	Booking Holdings, Inc.	1,456,554
13,811	Carnival Corp.*	351,214
4,885	Chipotle Mexican Grill, Inc.*	300,525
10,511	Compass Group PLC	360,146
942	Darden Restaurants, Inc.	166,046
779	Domino’s Pizza, Inc.	370,952
1,125	DoorDash, Inc. Class A*	203,040
3,490	Entain PLC	35,794
493	Evolution AB(a)	43,019
2,849	Expedia Group, Inc.*	525,982
110,405	Genting Singapore Ltd.	63,087
1,616	Hilton Worldwide Holdings, Inc.	409,559
471	Hyatt Hotels Corp. Class A	74,390

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,167	InterContinental Hotels Group PLC	$ 270,386
8,716	La Francaise des Jeux SACA(a)	344,679
156,831	Lottery Corp. Ltd.	531,702
681	Marriott International, Inc. Class A	196,870
2,063	McDonald’s Corp.	610,669
4,762	McDonald’s Holdings Co. Japan Ltd.	197,149
7,505	MGM Resorts International*	287,742
957	Restaurant Brands International, Inc.	66,646
1,194	Royal Caribbean Cruises Ltd.	291,408
1,520	Sodexo SA	126,252
725	Starbucks Corp.	74,283
2,936	Whitbread PLC	106,555
1,102	Wynn Resorts Ltd.	104,007
4,984	Yum! Brands, Inc.	692,477
9,465	Zensho Holdings Co. Ltd.	571,451

		9,200,846

Household Durables – 0.1%
5,421	Barratt Redrow PLC	29,523
2,764	Berkeley Group Holdings PLC	146,075
2,646	DR Horton, Inc.	446,592
1,657	Garmin Ltd.	352,278
3,537	Lennar Corp. Class A	616,817
38	NVR, Inc.*	350,952
19,755	Panasonic Holdings Corp.	192,730
4,138	PulteGroup, Inc.	559,747
1,997	SEB SA	189,728
10,313	Sekisui Chemical Co. Ltd.	166,988
5,086	Sekisui House Ltd.	120,612
7,270	Sony Group Corp.	145,955
29,736	Taylor Wimpey PLC	49,620

		3,367,617

Household Products – 0.1%
2,228	Church & Dwight Co., Inc.	245,370
2,943	Clorox Co.	491,981
10,328	Colgate-Palmolive Co.	997,995
4,218	Essity AB Class B	116,190
2,469	Henkel AG & Co. KGaA	187,465
3,079	Kimberly-Clark Corp.	429,059
9,293	Procter & Gamble Co.	1,665,863
1,266	Reckitt Benckiser Group PLC	78,530
1,146	Unicharm Corp.	29,856

		4,242,309

Independent Power and Renewable Electricity Producers – 0.0%
5,770	Vistra Corp.	922,277

Industrial Conglomerates – 0.1%
1,512	3M Co.	201,898
86,988	CK Hutchison Holdings Ltd.	454,904
4,636	DCC PLC	338,089
390	Hikari Tsushin, Inc.	85,691

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – (continued)
15,580	Hitachi Ltd.	$ 392,629
1,747	Honeywell International, Inc.	406,929
12,823	Jardine Matheson Holdings Ltd.	559,852
14,893	Keppel Ltd.	74,891
1,938	Siemens AG	376,471
5,247	Smiths Group PLC	118,263
5,242	Swire Pacific Ltd. Class A	43,162

		3,052,779

Industrial REITs – 0.0%
20,356	CapitaLand Ascendas REIT	39,835
7,979	Goodman Group	198,096
415	Prologis, Inc.	48,464

		286,395

Insurance – 0.5%
7,632	Admiral Group PLC	248,989
24,150	Aegon Ltd.	155,955
4,913	Aflac, Inc.	560,082
4,900	Ageas SA	247,684
1,925	Allianz SE	595,911
1,786	Allstate Corp.	370,399
1,707	American Financial Group, Inc.	250,690
7,253	American International Group, Inc.	557,611
831	Aon PLC Class A	325,370
4,360	Arch Capital Group Ltd.	439,139
1,356	Arthur J Gallagher & Co.	423,397
3,655	ASR Nederland NV	174,685
1,723	Assurant, Inc.	391,293
33,187	Aviva PLC	204,386
10,778	AXA SA	375,644
796	Baloise Holding AG	151,257
3,029	Brown & Brown, Inc.	342,580
2,404	Chubb Ltd.	694,107
3,130	Cincinnati Financial Corp.	500,268
3,758	Dai-ichi Life Holdings, Inc.	101,862
630	Erie Indemnity Co. Class A	277,553
1,082	Everest Group Ltd.	419,340
320	Fairfax Financial Holdings Ltd.	453,332
3,596	Fidelity National Financial, Inc.	227,950
19,457	Generali	556,668
4,181	Gjensidige Forsikring ASA	74,373
4,402	Great-West Lifeco, Inc.	158,655
706	Hannover Rueck SE	184,516
4,770	Hartford Financial Services Group, Inc.	588,189
858	Helvetia Holding AG	150,483
2,804	iA Financial Corp., Inc.	266,891
30,938	Insurance Australia Group Ltd.	172,452
732	Intact Financial Corp.	139,551
16,408	Japan Post Holdings Co. Ltd.	164,548
7,878	Japan Post Insurance Co. Ltd.	165,209
16,049	Legal & General Group PLC	45,230
7,243	Loews Corp.	628,185
11,871	Manulife Financial Corp.	381,893

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
272	Markel Group, Inc.*	$ 484,954
3,816	Marsh & McLennan Cos., Inc.	890,006
38,138	Medibank Pvt Ltd.	95,245
2,954	MetLife, Inc.	260,631
6,429	MS&AD Insurance Group Holdings, Inc.	143,977
839	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	439,023
5,526	NN Group NV	256,453
5,366	Phoenix Group Holdings PLC	35,121
25,471	Poste Italiane SpA(a)	357,638
9,050	Power Corp. of Canada	304,845
2,969	Principal Financial Group, Inc.	258,570
2,295	Progressive Corp.	617,080
3,520	Prudential Financial, Inc.	455,523
25,576	QBE Insurance Group Ltd.	334,138
2,479	Sampo OYJ Class A	106,187
7,908	Sompo Holdings, Inc.	208,947
2,695	Sun Life Financial, Inc.	165,525
19,612	Suncorp Group Ltd.	252,465
301	Swiss Life Holding AG	246,916
2,917	Swiss Re AG	431,074
3,106	T&D Holdings, Inc.	58,875
3,338	Talanx AG	282,999
4,749	Tokio Marine Holdings, Inc.	177,084
1,827	Travelers Cos., Inc.	486,055
5,405	Tryg AS	124,738
5,583	W.R. Berkley Corp.	360,383
606	Willis Towers Watson PLC	195,132
646	Zurich Insurance Group AG	410,025

		20,605,936

Interactive Media & Services – 0.4%
26,214	Alphabet, Inc. Class C	4,469,225
30,404	Alphabet, Inc. Class A	5,136,756
60,619	Auto Trader Group PLC(a)	647,526
5,480	CAR Group Ltd.	148,943
10,691	Match Group, Inc.*	350,023
12,096	Meta Platforms, Inc. Class A	6,946,975
14,343	Pinterest, Inc. Class A*	434,880
1,605	REA Group Ltd.	264,713
1,677	Scout24 SE(a)	151,210
5,944	Snap, Inc. Class A*	70,199

		18,620,450

IT Services – 0.3%
3,278	Accenture PLC Class A	1,187,849
5,873	Akamai Technologies, Inc.*	552,179
6,562	Bechtle AG	215,963
1,118	Capgemini SE	179,719
2,427	CGI, Inc.	272,976
879	Cloudflare, Inc. Class A*	87,751
10,239	Cognizant Technology Solutions Corp. Class A	824,137
1,987	EPAM Systems, Inc.*	484,669

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
6,820	Fujitsu Ltd.	$ 131,031
1,231	Gartner, Inc.*	637,572
4,399	GoDaddy, Inc. Class A*	869,110
6,091	International Business Machines Corp.	1,385,154
293	MongoDB, Inc.*	94,489
2,626	NEC Corp.	224,519
1,499	Nomura Research Institute Ltd.	45,900
6,195	Obic Co. Ltd.	203,477
3,000	Okta, Inc.*	232,680
9,447	Otsuka Corp.	235,956
10,270	SCSK Corp.	208,104
1,360	Shopify, Inc. Class A*	157,133
6,656	TIS, Inc.	163,226
10,279	Twilio, Inc. Class A*	1,074,567
4,542	VeriSign, Inc.*	850,171
2,263	Wix.com Ltd.*	506,324

		10,824,656

Leisure Products – 0.0%
3,303	Bandai Namco Holdings, Inc.	69,921
170	Shimano, Inc.	23,633

		93,554

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	141,971
17,622	Avantor, Inc.*	371,119
918	Bio-Rad Laboratories, Inc. Class A*	312,607
1,175	Charles River Laboratories International, Inc.*	233,895
1,747	Danaher Corp.	418,738
3,132	Eurofins Scientific SE	154,966
1,230	IQVIA Holdings, Inc.*	247,033
399	Mettler-Toledo International, Inc.*	499,229
3,317	Qiagen NV*	145,088
1,006	Revvity, Inc.	116,837
1,197	Thermo Fisher Scientific, Inc.	633,967
761	Waters Corp.*	292,772
141	West Pharmaceutical Services, Inc.	45,921

		3,614,143

Machinery – 0.2%
1,239	Alfa Laval AB	52,792
8,068	Atlas Copco AB Class A	128,976
5,508	Atlas Copco AB Class B	77,893
1,787	Caterpillar, Inc.	725,719
893	Cummins, Inc.	334,911
796	Deere & Co.	370,856
774	Dover Corp.	159,367
1,651	Epiroc AB Class A	30,098
1,494	Epiroc AB Class B	24,650
4,152	Fortive Corp.	329,378
1,741	GEA Group AG	87,177
1,998	Graco, Inc.	181,978

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
772	IDEX Corp.	$ 178,046
1,874	Illinois Tool Works, Inc.	520,072
2,410	Ingersoll Rand, Inc.	251,050
2,698	Knorr-Bremse AG	206,250
3,086	Komatsu Ltd.	83,557
12,160	Mitsubishi Heavy Industries Ltd.	179,030
606	Nordson Corp.	158,160
3,950	Otis Worldwide Corp.	406,771
2,825	PACCAR, Inc.	330,525
256	Parker-Hannifin Corp.	179,942
1,571	Pentair PLC	171,223
531	Rational AG	497,320
2,893	Sandvik AB	53,544
920	Schindler Holding AG	263,432
9,295	SKF AB Class B	178,707
1,438	Snap-on, Inc.	531,614
1,680	Stanley Black & Decker, Inc.	150,276
14,880	Techtronic Industries Co. Ltd.	211,789
2,687	Toro Co.	233,984
1,582	Trelleborg AB Class B	52,329
343	VAT Group AG(a)	137,019
3,796	Volvo AB Class B	94,549
2,006	Wartsila OYJ Abp	36,507
2,787	Westinghouse Air Brake Technologies Corp.	559,128
1,176	Xylem, Inc.	149,058
33,472	Yangzijiang Shipbuilding Holdings Ltd.	60,232

		8,377,909

Marine Transportation – 0.0%
34	AP Moller - Maersk AS Class B	57,864
33	AP Moller - Maersk AS Class A	54,243
9,339	Kawasaki Kisen Kaisha Ltd.	124,439
1,387	Kuehne & Nagel International AG	331,913
3,287	Mitsui OSK Lines Ltd.	112,694
3,613	Nippon Yusen KK	115,835

		796,988

Media – 0.1%
950	Charter Communications, Inc. Class A*	377,117
18,672	Comcast Corp. Class A	806,444
2,322	Dentsu Group, Inc.	59,418
12,725	Fox Corp. Class A	599,602
13,519	Fox Corp. Class B	604,705
12,824	Informa PLC	139,899
3,696	Interpublic Group of Cos., Inc.	113,874
11,049	News Corp. Class A	324,288
2,527	Omnicom Group, Inc.	264,880
1,842	Publicis Groupe SA	200,096
814	Trade Desk, Inc. Class A*	104,640
20,606	Vivendi SE	189,432

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
13,713	WPP PLC	$ 149,994

		3,934,389

Metals & Mining – 0.1%
1,200	Agnico Eagle Mines Ltd.	101,362
12,151	ArcelorMittal SA	305,499
9,041	BHP Group Ltd.	238,404
24,055	BlueScope Steel Ltd.	348,553
11,709	Fortescue Ltd.	145,161
41,127	Glencore PLC*	199,146
2,990	Ivanhoe Mines Ltd. Class A*	40,577
6,974	JFE Holdings, Inc.	79,801
1,104	Newmont Corp.	46,302
8,691	Nippon Steel Corp.	178,030
6,003	Northern Star Resources Ltd.	68,834
1,944	Nucor Corp.	300,717
839	Reliance, Inc.	269,520
1,184	Rio Tinto Ltd.	91,649
1,382	Rio Tinto PLC	86,890
1,213	Wheaton Precious Metals Corp.	75,611

		2,576,056

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
5,766	Annaly Capital Management, Inc.	114,916

Multi-Utilities – 0.1%
1,824	Ameren Corp.	172,167
2,249	Canadian Utilities Ltd. Class A	57,621
3,562	CenterPoint Energy, Inc.	116,192
225,261	Centrica PLC	365,336
2,627	CMS Energy Corp.	183,128
2,004	Consolidated Edison, Inc.	201,582
1,372	Dominion Energy, Inc.	80,605
1,307	DTE Energy Co.	164,395
15,485	E.ON SE	199,584
10,385	Engie SA	165,547
7,712	National Grid PLC	97,346
5,460	NiSource, Inc.	207,971
2,662	Public Service Enterprise Group, Inc.	251,027
2,326	Sempra	217,876
2,117	Veolia Environnement SA	61,712
1,729	WEC Energy Group, Inc.	174,715

		2,716,804

Office REITs – 0.0%
3,737	BXP, Inc.	306,397
42	Japan Real Estate Investment Corp.	155,454
170	Nippon Building Fund, Inc.	142,599

		604,450

Oil, Gas & Consumable Fuels – 0.3%
4,884	APA Corp.	110,623
84,383	BP PLC	413,227
4,978	Canadian Natural Resources Ltd.	168,499

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
20,765	Cenovus Energy, Inc.	$ 327,630
1,541	Cheniere Energy, Inc.	345,199
6,694	Chevron Corp.	1,083,959
5,759	ConocoPhillips	623,930
3,519	Coterra Energy, Inc.	94,028
2,203	Devon Energy Corp.	83,604
160	Diamondback Energy, Inc.	28,414
9,159	Enbridge, Inc.	397,683
38,472	ENEOS Holdings, Inc.	208,320
26,898	Eni SpA	380,585
2,700	EOG Resources, Inc.	359,802
6,187	Equinor ASA	149,957
419	Expand Energy Corp.	41,464
16,690	Exxon Mobil Corp.	1,968,752
6,773	Galp Energia SGPS SA	111,354
299	Hess Corp.	44,007
9,671	HF Sinclair Corp.	395,834
20,609	Idemitsu Kosan Co. Ltd.	137,689
3,057	Imperial Oil Ltd.	225,599
15,883	Inpex Corp.	208,163
4,355	Keyera Corp.	144,767
13,996	Kinder Morgan, Inc.	395,667
3,111	Marathon Petroleum Corp.	485,783
10,336	MEG Energy Corp.	186,410
4,752	Occidental Petroleum Corp.	240,356
2,561	OMV AG	102,683
3,307	ONEOK, Inc.	375,675
5,582	Ovintiv, Inc.	253,534
9,898	Parkland Corp.	257,904
4,774	Pembina Pipeline Corp.	197,943
3,469	Phillips 66	464,777
10,588	Repsol SA	132,528
22,726	Shell PLC	730,347
8,755	Suncor Energy, Inc.	346,248
1,686	Targa Resources Corp.	344,450
4,393	TC Energy Corp.	214,936
31	Texas Pacific Land Corp.	49,603
10,018	TotalEnergies SE	582,248
3,414	Valero Energy Corp.	474,819
8,726	Williams Cos., Inc.	510,646

		14,399,646

Paper & Forest Products – 0.0%
2,344	Holmen AB Class B	88,398
2,529	Mondi PLC	38,314

		126,712

Passenger Airlines – 0.0%
10,622	Air Canada*	188,686
18,642	ANA Holdings, Inc.	360,201
2,529	Delta Air Lines, Inc.	161,401
24,310	Deutsche Lufthansa AG	163,203
19,418	Japan Airlines Co. Ltd.	323,277

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Passenger Airlines – (continued)
84,282	Singapore Airlines Ltd.	$ 397,026

		1,593,794

Personal Products – 0.1%
1,238	Beiersdorf AG	160,624
2,065	Estee Lauder Cos., Inc. Class A	148,928
27,566	Haleon PLC	131,493
1,419	Kao Corp.	61,741
11,755	Kenvue, Inc.	283,060
1,415	L’Oreal SA	492,343
13,489	Shiseido Co. Ltd.	251,008
7,040	Unilever PLC	421,569

		1,950,766

Pharmaceuticals – 0.4%
10,554	Astellas Pharma, Inc.	109,897
4,962	AstraZeneca PLC	671,580
16,170	Bayer AG	331,951
17,381	Bristol-Myers Squibb Co.	1,029,303
2,849	Chugai Pharmaceutical Co. Ltd.	125,380
2,565	Daiichi Sankyo Co. Ltd.	81,454
6,045	Eisai Co. Ltd.	187,622
3,511	Eli Lilly & Co.	2,792,474
31,779	GSK PLC	539,871
14,329	Hikma Pharmaceuticals PLC	350,879
4,866	Ipsen SA	562,751
9,952	Johnson & Johnson	1,542,660
12,161	Merck & Co., Inc.	1,236,044
7,943	Novartis AG	842,112
14,017	Novo Nordisk AS Class B	1,502,199
12,983	Ono Pharmaceutical Co. Ltd.	149,164
6,750	Orion OYJ Class B	318,990
4,870	Otsuka Holdings Co. Ltd.	282,975
6,341	Pfizer, Inc.	166,198
2,146	Recordati Industria Chimica e Farmaceutica SpA	116,939
3,362	Roche Holding AG	986,870
19,276	Royalty Pharma PLC Class A	513,898
3,856	Sanofi SA	374,522
9,444	Shionogi & Co. Ltd.	133,960
8,514	Takeda Pharmaceutical Co. Ltd.	232,136
31,905	Teva Pharmaceutical Industries Ltd. ADR*	535,366
1,061	UCB SA	208,064
78,978	Viatris, Inc.	1,033,822
1,985	Zoetis, Inc.	347,871

		17,306,952

Professional Services – 0.2%
892	Adecco Group AG	23,820
1,708	Automatic Data Processing, Inc.	524,236
1,337	Booz Allen Hamilton Holding Corp.	198,117
1,000	Broadridge Financial Solutions, Inc.	236,020

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
1,794	Bureau Veritas SA	$ 54,635
6,818	Computershare Ltd.	142,054
3,430	Experian PLC	163,967
2,048	Intertek Group PLC	122,964
1,338	Jacobs Solutions, Inc.	188,966
2,492	Leidos Holdings, Inc.	412,177
1,788	Paychex, Inc.	261,531
146	Paycom Software, Inc.	33,860
9,725	Randstad NV	427,070
14,085	Recruit Holdings Co. Ltd.	979,720
13,974	RELX PLC	658,792
4,372	SGS SA	434,288
3,721	SS&C Technologies Holdings, Inc.	287,782
2,587	Teleperformance SE	243,604
629	Thomson Reuters Corp.	102,312
486	TransUnion	49,329
1,342	Verisk Analytics, Inc.	394,830
3,240	Wolters Kluwer NV	540,728

		6,480,802

Real Estate Management & Development – 0.0%
763	Azrieli Group Ltd.	61,384
972	Daito Trust Construction Co. Ltd.	108,503
398	FirstService Corp.	77,323
15,209	Hongkong Land Holdings Ltd.	69,179
8,996	Hulic Co. Ltd.	81,100
4,378	Mitsubishi Estate Co. Ltd.	62,043
74,575	Sino Land Co. Ltd.	73,120
1,264	Swiss Prime Site AG	139,740
1,753	Vonovia SE	58,147

		730,539

Residential REITs – 0.0%
4,083	American Homes 4 Rent Class A	156,338
802	AvalonBay Communities, Inc.	188,751
1,446	Camden Property Trust	181,907
2,009	Equity LifeStyle Properties, Inc.	143,302
2,155	Equity Residential	165,202
431	Essex Property Trust, Inc.	133,808
3,571	Invitation Homes, Inc.	122,307
802	Mid-America Apartment Communities, Inc.	131,656
1,098	Sun Communities, Inc.	138,710
3,451	UDR, Inc.	158,263

		1,520,244

Retail REITs – 0.0%
32,721	CapitaLand Integrated Commercial Trust	47,915
3,598	Kimco Realty Corp.	92,001
2,526	Klepierre SA	76,350
3,530	Realty Income Corp.	204,352
2,049	Regency Centers Corp.	154,884
16,689	Scentre Group	40,149
1,388	Simon Property Group, Inc.	254,837

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Retail REITs – (continued)
574	Unibail-Rodamco-Westfield*	$ 47,049

		917,537

Semiconductors & Semiconductor Equipment – 0.7%
2,086	Advanced Micro Devices, Inc.*	286,147
8,856	Advantest Corp.	490,448
609	Analog Devices, Inc.	132,792
5,725	Applied Materials, Inc.	1,000,215
1,053	ASML Holding NV	719,524
470	BE Semiconductor Industries NV	55,883
16,372	Broadcom, Inc.	2,653,574
404	Disco Corp.	110,399
814	Enphase Energy, Inc.*	58,079
9,431	Intel Corp.	226,816
823	KLA Corp.	532,506
7,990	Lam Research Corp.	590,301
285	Marvell Technology, Inc.	26,417
563	Micron Technology, Inc.	55,146
404	Monolithic Power Systems, Inc.	229,327
146,841	NVIDIA Corp.	20,300,768
1,326	NXP Semiconductors NV	304,145
3,937	ON Semiconductor Corp.*	279,999
9,449	Qorvo, Inc.*	652,453
6,619	QUALCOMM, Inc.	1,049,310
7,939	Renesas Electronics Corp.	104,129
377	SCREEN Holdings Co. Ltd.	23,842
8,917	Skyworks Solutions, Inc.	781,040
3,195	STMicroelectronics NV	81,929
2,353	Teradyne, Inc.	258,830
2,653	Texas Instruments, Inc.	533,333
1,460	Tokyo Electron Ltd.	228,902

		31,766,254

Software – 1.0%
2,485	Adobe, Inc.*	1,282,086
231	ANSYS, Inc.*	81,104
4,149	AppLovin Corp. Class A*	1,397,176
1,114	Aspen Technology, Inc.*	278,500
2,796	Atlassian Corp. Class A*	736,970
1,887	Autodesk, Inc.*	550,815
1,694	Bentley Systems, Inc. Class B	83,853
1,925	Cadence Design Systems, Inc.*	590,609
1,320	Check Point Software Technologies Ltd.*	240,240
291	Constellation Software, Inc.	976,428
606	Crowdstrike Holdings, Inc. Class A*	209,658
421	CyberArk Software Ltd.*	136,198
1,730	Dassault Systemes SE	59,714
1,605	Datadog, Inc. Class A*	245,164
1,453	Descartes Systems Group, Inc.*	169,808
14,081	DocuSign, Inc.*	1,122,115
1,986	Dynatrace, Inc.*	111,593
525	Fair Isaac Corp.*	1,246,891
7,620	Fortinet, Inc.*	724,281

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
16,685	Gen Digital, Inc.	$ 514,732
786	HubSpot, Inc.*	566,745
1,236	Intuit, Inc.	793,178
3,121	Manhattan Associates, Inc.*	890,858
40,487	Microsoft Corp.	17,144,205
753	MicroStrategy, Inc. Class A*	291,765
978	Monday.com Ltd.*	279,082
3,722	Nemetschek SE	386,282
289	Nice Ltd.*	52,155
4,576	Nutanix, Inc. Class A*	298,721
3,509	Open Text Corp.	106,870
4,430	Oracle Corp.	818,841
1,246	Oracle Corp. Japan	127,765
9,079	Palantir Technologies, Inc. Class A*	609,019
1,143	Palo Alto Networks, Inc.*	443,278
1,815	PTC, Inc.*	363,109
904	Roper Technologies, Inc.	512,062
36,735	Sage Group PLC	613,330
4,159	Salesforce, Inc.	1,372,429
3,600	SAP SE	854,877
927	ServiceNow, Inc.*	972,831
943	Synopsys, Inc.*	526,656
3,204	Trend Micro, Inc.	176,649
381	Tyler Technologies, Inc.*	239,714
1,656	WiseTech Global Ltd.	139,126
520	Workday, Inc. Class A*	129,995
3,803	Xero Ltd.*	433,056
9,038	Zoom Communications, Inc.*	747,352
385	Zscaler, Inc.*	79,537

		40,727,422

Specialized REITs – 0.0%
692	American Tower Corp.	144,628
419	Crown Castle, Inc.	44,519
211	Digital Realty Trust, Inc.	41,291
48	Equinix, Inc.	47,111
3,525	Gaming & Leisure Properties, Inc.	181,925
2,073	Iron Mountain, Inc.	256,368
379	Public Storage	131,911
4,966	VICI Properties, Inc.	161,941
3,266	Weyerhaeuser Co.	105,361

		1,115,055

Specialty Retail – 0.3%
291	AutoZone, Inc.*	922,336
5,393	Avolta AG	200,180
8,630	Best Buy Co., Inc.	776,700
1,696	Burlington Stores, Inc.*	478,069
2,811	CarMax, Inc.*	236,040
179	Carvana Co.*	46,615
3,723	Dick’s Sporting Goods, Inc.	771,555
685	Fast Retailing Co. Ltd.	234,730
25,496	H & M Hennes & Mauritz AB Class B	353,911

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
5,435	Home Depot, Inc.	$ 2,332,322
10,875	Industria de Diseno Textil SA	600,117
344,273	JD Sports Fashion PLC	446,994
113,677	Kingfisher PLC	358,536
4,162	Lowe’s Cos., Inc.	1,133,854
613	Nitori Holdings Co. Ltd.	78,692
759	O’Reilly Automotive, Inc.*	943,604
2,704	Ross Stores, Inc.	418,768
10,157	TJX Cos., Inc.	1,276,633
1,832	Tractor Supply Co.	519,683
1,871	Ulta Beauty, Inc.*	723,403
4,466	Williams-Sonoma, Inc.	768,241
14,300	Zalando SE*(a)	447,189
23,704	ZOZO, Inc.	747,997

		14,816,169

Technology Hardware, Storage & Peripherals – 0.6%
87,172	Apple, Inc.	20,688,531
12,980	Brother Industries Ltd.	228,855
5,694	Canon, Inc.	185,498
388	Dell Technologies, Inc. Class C	49,505
5,250	FUJIFILM Holdings Corp.	118,788
30,052	Hewlett Packard Enterprise Co.	637,704
11,908	HP, Inc.	421,900
3,335	Logitech International SA	271,030
2,911	NetApp, Inc.	357,005
2,933	Pure Storage, Inc. Class A*	155,420
40,760	Ricoh Co. Ltd.	464,392
1,016	Seagate Technology Holdings PLC	102,951
14,473	Seiko Epson Corp.	257,872

		23,939,451

Textiles, Apparel & Luxury Goods – 0.1%
2,024	adidas AG	478,633
11,432	Asics Corp.	230,965
649	Cie Financiere Richemont SA Class A	90,783
5,316	Deckers Outdoor Corp.*	1,041,723
212	Hermes International SCA	462,717
1,744	Lululemon Athletica, Inc.*	559,231
741	LVMH Moet Hennessy Louis Vuitton SE	464,525
5,214	Moncler SpA	255,331
6,694	NIKE, Inc. Class B	527,286
3,342	Pandora AS	539,248
9,201	Puma SE	432,379
335	Swatch Group AG	61,053

		5,143,874

Tobacco – 0.1%
7,324	Altria Group, Inc.	422,888
10,771	British American Tobacco PLC	409,086
9,372	Imperial Brands PLC	306,523
7,232	Japan Tobacco, Inc.	204,014

Shares	Description	Value

Common Stocks – (continued)
Tobacco – (continued)
5,230	Philip Morris International, Inc.	$ 695,904

		2,038,415

Trading Companies & Distributors – 0.2%
1,283	AerCap Holdings NV	127,479
3,160	Brenntag SE	204,073
4,683	Bunzl PLC	212,078
11,631	Fastenal Co.	971,886
3,250	Ferguson Enterprises, Inc.	701,772
252	IMCD NV	37,808
5,486	ITOCHU Corp.	271,437
23,125	Marubeni Corp.	349,036
7,357	Mitsubishi Corp.	124,584
14,740	Mitsui & Co. Ltd.	309,752
31,199	MonotaRO Co. Ltd.	557,412
4,061	Reece Ltd.	68,460
7,307	Rexel SA	188,873
4,679	SGH Ltd.	151,689
11,090	Sumitomo Corp.	238,037
981	Toromont Industries Ltd.	80,874
12,729	Toyota Tsusho Corp.	217,790
147	United Rentals, Inc.	127,302
609	Watsco, Inc.	335,924
887	WW Grainger, Inc.	1,069,137

		6,345,403

Transportation Infrastructure – 0.0%
750	Aena SME SA(a)	162,429
5,223	Getlink SE	85,407
14,350	Transurban Group	120,142

		367,978

Water Utilities – 0.0%
521	American Water Works Co., Inc.	71,346
1,536	Essential Utilities, Inc.	61,486
1,516	Severn Trent PLC	52,041
3,834	United Utilities Group PLC	54,639

		239,512

Wireless Telecommunication Services – 0.0%
6,282	KDDI Corp.	207,635
1,757	Rogers Communications, Inc. Class B	62,811
171,704	SoftBank Corp.	221,929
1,250	SoftBank Group Corp.	74,934
10,991	Tele2 AB Class B	115,426
2,476	T-Mobile U.S., Inc.	611,423
364,213	Vodafone Group PLC	328,608

		1,622,766

TOTAL COMMON STOCKS
(Cost $290,272,629)		$ 448,516,795

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Porsche Automobil Holding SE
2,378	7.365%	$ 87,318

Household Products – 0.0%
Henkel AG & Co. KGaA
2,622	2.292	223,769

TOTAL PREFERRED STOCKS
(Cost $328,808)		$ 311,087

Units	Expiration Date	Value

Warrants*(b) – 0.0%
Constellation Software, Inc.
264	03/31/40	$ —
(Cost $—)

Shares	Description	Value

Exchange Traded Funds – 81.1%
726,949	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$ 24,127,437
9,658,394	Goldman Sachs MarketBeta International Equity ETF(c)	542,529,376
5,625,138	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(c)	306,762,401
9,919,033	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(c)	509,843,256
12,851,853	Goldman Sachs MarketBeta U.S. Equity ETF(c)	1,067,731,947
2,608,533	iShares Core MSCI EAFE ETF	192,118,455
8,208,802	iShares Core MSCI Emerging Markets ETF	445,820,037

Shares	Description	Value

Exchange Traded Funds – (continued)
2,581,907	iShares MSCI EAFE Small-Cap ETF	$ 165,190,410
81,240	iShares U.S. Technology ETF	12,943,969
2,507,746	SPDR Portfolio S&P 500 Growth ETF	219,076,691

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,859,417,442)		$3,486,143,979

Shares	Dividend Rate	Value

Investment Company(c) – 5.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
212,636,700	4.541%	$ 212,636,700
(Cost $212,636,700)

TOTAL INVESTMENTS – 96.5%
(Cost $3,362,655,579)		$4,147,608,561

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%		148,597,760

NET ASSETS – 100.0%		$4,296,206,321

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CHF	100,000	USD	113,100	12/18/24	$661
	HKD	5,790,000	USD	744,288	12/18/24	97
	ILS	600,000	USD	160,984	12/18/24	4,250
	JPY	2,925,000,000	USD	19,120,642	12/18/24	481,864
	SEK	5,400,000	USD	491,793	12/18/24	4,262
	USD	58,714,362	AUD	87,360,000	12/18/24	1,724,403
	USD	78,398,139	CHF	65,910,000	12/18/24	3,418,460
	USD	28,299,758	DKK	189,830,000	12/18/24	1,374,190
	USD	267,251,818	EUR	240,780,000	12/18/24	12,603,324
	USD	116,530,923	GBP	88,645,000	12/18/24	3,736,016
	USD	14,654,025	HKD	113,860,000	12/18/24	15,741
	USD	167,074,271	JPY	23,726,000,000	12/18/24	8,069,475
	USD	4,389,072	NOK	46,800,000	12/18/24	150,073
	USD	1,429,026	NZD	2,310,000	12/18/24	60,573
	USD	25,273,522	SEK	259,800,000	12/18/24	1,407,747
	USD	9,818,766	SGD	12,750,000	12/18/24	290,959

TOTAL						$33,342,095

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	9,160,000	USD	6,169,157	12/18/24	$(193,563)
	CAD	65,980,000	USD	48,807,969	12/18/24	(1,648,743)
	CHF	8,510,000	USD	10,000,340	12/18/24	(319,304)
	DKK	39,790,000	USD	5,917,733	12/18/24	(273,903)
	EUR	36,920,000	USD	40,333,120	12/18/24	(1,286,595)
	GBP	12,165,000	USD	15,966,418	12/18/24	(487,259)
	HKD	12,410,000	USD	1,597,711	12/18/24	(2,233)
	JPY	1,134,000,000	USD	8,084,691	12/18/24	(484,950)
	NOK	4,400,000	USD	411,586	12/18/24	(13,047)
	NZD	320,000	USD	197,848	12/18/24	(8,278)
	SEK	23,850,000	USD	2,261,517	12/18/24	(70,605)
	SGD	1,440,000	USD	1,109,345	12/18/24	(33,263)
	USD	1,950,513	AUD	3,000,000	12/18/24	(6,560)
	USD	675,917	DKK	4,800,000	12/18/24	(4,917)
	USD	1,333,631	EUR	1,270,000	12/18/24	(9,519)
	USD	3,091,425	GBP	2,460,000	12/18/24	(38,762)
	USD	3,043,540	ILS	11,240,000	12/18/24	(51,827)
	USD	15,024,669	JPY	2,281,000,000	12/18/24	(261,933)
	USD	211,772	NOK	2,350,000	12/18/24	(1,083)
	USD	76,011	NZD	130,000	12/18/24	(1,001)
	USD	334,590	SGD	450,000	12/18/24	(1,685)

TOTAL						$(5,199,030)

FUTURES CONTRACTS — At November 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	270	12/20/24	$10,581,300	$138,523
E-Mini Russell 2000 Index	2,487	12/20/24	303,986,010	32,524,898
S&P 500 E-Mini Index	1,085	12/20/24	328,293,875	21,078,636
S&P Toronto Stock Exchange 60 Index	479	12/19/24	105,348,866	7,633,266
TOPIX Index	94	12/12/24	16,831,601	913,780

TOTAL FUTURES CONTRACTS				$62,289,103

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.338	12/18/2024	2,005,000	$2,005,000	$2	$39,730	$(39,728)
Call CHF/Put NOK	MS & Co. Int. PLC	14.027	12/18/2024	4,295,000	4,295,000	5	81,551	(81,546)
Call CHF/Put NOK	MS & Co. Int. PLC	14.351	03/19/2025	3,894,000	3,894,000	4,376	80,630	(76,254)
Call CHF/Put NOK	MS & Co. Int. PLC	13.550	03/19/2025	3,683,000	3,683,000	18,692	53,326	(34,634)
Call CHF/Put NOK	MS & Co. Int. PLC	13.806	06/18/2025	8,830,000	8,830,000	85,458	153,878	(68,420)
Call CHF/Put NOK	MS & Co. Int. PLC	14.124	09/17/2025	1,980,000	1,980,000	25,330	38,668	(13,338)
Call CHF/Put NOK	MS & Co. Int. PLC	14.516	09/17/2025	5,392,000	5,392,000	48,188	104,803	(56,615)
Call CHF/Put SEK	MS & Co. Int. PLC	13.914	12/18/2024	2,364,000	2,364,000	3	41,465	(41,462)
Call CHF/Put SEK	MS & Co. Int. PLC	13.373	12/18/2024	5,027,000	5,027,000	34	77,505	(77,471)
Call CHF/Put SEK	MS & Co. Int. PLC	13.620	03/19/2025	4,557,000	4,557,000	6,901	75,970	(69,069)
Call CHF/Put SEK	MS & Co. Int. PLC	12.986	03/19/2025	4,271,000	4,271,000	27,397	51,606	(24,209)
Call CHF/Put SEK	MS & Co. Int. PLC	13.306	06/18/2025	9,371,000	9,371,000	79,876	149,219	(69,343)
Call CHF/Put SEK	MS & Co. Int. PLC	13.540	09/17/2025	2,123,000	2,123,000	23,075	37,062	(13,987)
Call CHF/Put SEK	MS & Co. Int. PLC	13.481	09/17/2025	6,321,000	6,321,000	73,567	102,726	(29,159)
Call JPY/Put KRW	MS & Co. Int. PLC	10.746	12/18/2024	169,714,000	169,714,000	1	17,553	(17,552)
Call JPY/Put KRW	MS & Co. Int. PLC	10.187	12/18/2024	366,013,000	366,013,000	181	33,815	(33,634)
Call JPY/Put KRW	MS & Co. Int. PLC	10.443	03/19/2025	329,211,000	329,211,000	7,803	33,144	(25,341)
Call JPY/Put KRW	MS & Co. Int. PLC	10.094	03/19/2025	401,662,000	401,662,000	17,885	29,406	(11,521)
Call JPY/Put KRW	MS & Co. Int. PLC	10.052	06/18/2025	1,053,137,000	1,053,137,000	100,566	88,531	12,035
Call JPY/Put KRW	MS & Co. Int. PLC	10.269	09/17/2025	236,302,000	236,302,000	25,820	22,350	3,470
Call JPY/Put KRW	MS & Co. Int. PLC	10.702	09/17/2025	615,567,000	615,567,000	42,752	66,461	(23,709)
Call USD/Put CAD	MS & Co. Int. PLC	1.462	12/18/2024	4,098,000	4,098,000	205	36,456	(36,251)
Call USD/Put CAD	MS & Co. Int. PLC	1.455	12/18/2024	9,427,000	9,427,000	820	75,812	(74,992)
Call USD/Put CAD	MS & Co. Int. PLC	1.465	03/19/2025	8,630,000	8,630,000	14,818	76,703	(61,885)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put CAD	MS & Co. Int. PLC	$1.426	03/19/2025	10,203,000	$10,203,000	$50,627	$70,962	$(20,335)
Call USD/Put CAD	MS & Co. Int. PLC	1.440	06/18/2025	25,620,000	25,620,000	152,516	193,329	(40,813)
Call USD/Put CAD	MS & Co. Int. PLC	1.449	09/17/2025	5,775,000	5,775,000	40,720	50,486	(9,766)
Call USD/Put CAD	MS & Co. Int. PLC	1.420	09/17/2025	19,208,000	19,208,000	212,633	137,703	74,930
Call USD/Put CLP	MS & Co. Int. PLC	1,154.490	12/18/2024	896,000	896,000	1	20,257	(20,256)
Call USD/Put CLP	MS & Co. Int. PLC	1,062.540	12/18/2024	1,833,000	1,833,000	165	38,174	(38,009)
Call USD/Put CLP	MS & Co. Int. PLC	1,089.090	03/19/2025	1,681,000	1,681,000	6,517	36,950	(30,433)
Call USD/Put CLP	MS & Co. Int. PLC	1,123.250	03/19/2025	2,937,000	2,937,000	6,179	56,023	(49,844)
Call USD/Put CLP	MS & Co. Int. PLC	1,084.510	06/18/2025	10,646,000	10,646,000	113,944	193,246	(79,302)
Call USD/Put CLP	MS & Co. Int. PLC	1,108.720	09/17/2025	2,420,000	2,420,000	33,273	48,603	(15,330)
Call USD/Put CLP	MS & Co. Int. PLC	1,077.560	09/17/2025	7,505,000	7,505,000	137,897	133,131	4,766
Call USD/Put KRW	MS & Co. Int. PLC	1,474.710	12/18/2024	1,379,000	1,379,000	76	16,824	(16,748)
Call USD/Put KRW	MS & Co. Int. PLC	1,394.460	12/18/2024	2,952,000	2,952,000	22,022	34,996	(12,974)
Call USD/Put KRW	MS & Co. Int. PLC	1,408.090	03/19/2025	2,688,000	2,688,000	37,481	35,374	2,107
Call USD/Put KRW	MS & Co. Int. PLC	1,425.130	03/19/2025	3,291,000	3,291,000	34,059	32,021	2,038
Call USD/Put KRW	MS & Co. Int. PLC	1,481.080	06/18/2025	8,094,000	8,094,000	66,978	89,358	(22,380)
Call USD/Put KRW	MS & Co. Int. PLC	1,494.880	09/17/2025	1,822,000	1,822,000	19,603	22,392	(2,789)
Call USD/Put KRW	MS & Co. Int. PLC	1,427.030	09/17/2025	5,463,000	5,463,000	109,767	63,644	46,123
Call USD/Put MXN	MS & Co. Int. PLC	22.858	12/18/2024	1,899,000	1,899,000	85	36,294	(36,209)
Call USD/Put MXN	MS & Co. Int. PLC	21.290	12/18/2024	4,099,000	4,099,000	8,276	75,868	(67,592)
Call USD/Put MXN	MS & Co. Int. PLC	21.999	03/19/2025	3,763,000	3,763,000	45,348	75,915	(30,567)
Call USD/Put MXN	MS & Co. Int. PLC	22.815	06/18/2025	5,089,000	5,089,000	86,320	93,057	(6,737)
Call USD/Put MXN	MS & Co. Int. PLC	23.619	09/17/2025	1,169,000	1,169,000	23,672	23,435	237
Call USD/Put MXN	MS & Co. Int. PLC	23.724	09/17/2025	3,400,000	3,400,000	66,269	63,029	3,240
Call USD/Put NOK	MS & Co. Int. PLC	12.604	12/18/2024	1,085,000	1,085,000	1	19,249	(19,248)
Call USD/Put NOK	MS & Co. Int. PLC	11.804	03/19/2025	1,333,000	1,333,000	9,940	16,929	(6,989)
Call USD/Put NOK	MS & Co. Int. PLC	12.030	06/18/2025	3,174,000	3,174,000	36,025	47,039	(11,014)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put NOK	MS & Co. Int. PLC	$12.224	09/17/2025	720,000	$720,000	$10,454	$11,866	$(1,412)
Call USD/Put NOK	MS & Co. Int. PLC	11.994	09/17/2025	2,158,000	2,158,000	38,177	35,359	2,818
Call USD/Put SEK	MS & Co. Int. PLC	11.584	12/18/2024	2,582,000	2,582,000	656	33,832	(33,176)
Call USD/Put SEK	MS & Co. Int. PLC	11.726	03/19/2025	2,358,000	2,358,000	11,842	33,337	(21,495)
Call USD/Put SEK	MS & Co. Int. PLC	11.327	03/19/2025	4,247,000	4,247,000	43,400	51,028	(7,628)
Call USD/Put SEK	MS & Co. Int. PLC	11.617	06/18/2025	9,405,000	9,405,000	107,668	139,194	(31,526)
Call USD/Put SEK	MS & Co. Int. PLC	11.758	09/17/2025	2,149,000	2,149,000	30,159	35,244	(5,085)
Call USD/Put SEK	MS & Co. Int. PLC	11.218	09/17/2025	7,148,000	7,148,000	169,143	103,875	65,268

				3,428,065,000	$3,428,065,000	$2,335,648	$3,736,393	$(1,400,745)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	79.618	12/18/2024	3,068,000	3,068,000	2	35,557	(35,555)
Put AUD/Call JPY	MS & Co. Int. PLC	82.850	12/18/2024	6,870,000	6,870,000	22	71,979	(71,957)
Put AUD/Call JPY	MS & Co. Int. PLC	80.965	03/19/2025	6,230,000	6,230,000	7,148	72,667	(65,519)
Put AUD/Call JPY	MS & Co. Int. PLC	86.410	03/19/2025	9,762,000	9,762,000	26,736	89,071	(62,335)
Put AUD/Call JPY	MS & Co. Int. PLC	90.170	06/18/2025	22,780,000	22,780,000	247,940	234,428	13,512
Put AUD/Call JPY	MS & Co. Int. PLC	88.320	09/17/2025	5,138,000	5,138,000	65,775	60,331	5,444
Put AUD/Call JPY	MS & Co. Int. PLC	82.360	09/17/2025	13,335,000	13,335,000	84,742	158,228	(73,486)
Put AUD/Call USD	MS & Co. Int. PLC	0.578	12/18/2024	2,669,000	2,669,000	2	27,502	(27,500)
Put AUD/Call USD	MS & Co. Int. PLC	0.601	12/18/2024	5,905,000	5,905,000	69	53,525	(53,456)
Put AUD/Call USD	MS & Co. Int. PLC	0.595	03/19/2025	5,355,000	5,355,000	7,915	54,157	(46,242)
Put AUD/Call USD	MS & Co. Int. PLC	0.609	03/19/2025	4,492,000	4,492,000	11,391	35,750	(24,359)
Put AUD/Call USD	MS & Co. Int. PLC	0.611	06/18/2025	10,680,000	10,680,000	63,725	90,428	(26,703)
Put AUD/Call USD	MS & Co. Int. PLC	0.605	09/17/2025	2,404,000	2,404,000	18,800	23,059	(4,259)
Put AUD/Call USD	MS & Co. Int. PLC	0.620	09/17/2025	7,086,000	7,086,000	76,542	66,193	10,349
Put CAD/Call JPY	MS & Co. Int. PLC	92.677	12/18/2024	2,337,000	2,337,000	8	27,914	(27,906)
Put CAD/Call JPY	MS & Co. Int. PLC	93.100	12/18/2024	5,316,000	5,316,000	27	53,320	(53,293)
Put CAD/Call JPY	MS & Co. Int. PLC	91.166	03/19/2025	4,835,000	4,835,000	5,501	54,282	(48,781)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put CAD/Call JPY	MS & Co. Int. PLC	$97.830	03/19/2025	5,785,000	$5,785,000	$22,152	$50,534	$(28,382)
Put CAD/Call JPY	MS & Co. Int. PLC	100.970	06/18/2025	14,322,000	14,322,000	179,428	148,268	31,160
Put CAD/Call JPY	MS & Co. Int. PLC	99.060	09/17/2025	3,193,000	3,193,000	43,816	36,997	6,819
Put CAD/Call JPY	MS & Co. Int. PLC	91.640	09/17/2025	8,566,000	8,566,000	47,014	99,885	(52,871)
Put NZD/Call JPY	MS & Co. Int. PLC	73.135	12/18/2024	2,416,000	2,416,000	1	24,849	(24,848)
Put NZD/Call JPY	MS & Co. Int. PLC	75.859	12/18/2024	5,477,000	5,477,000	23	52,894	(52,871)
Put NZD/Call JPY	MS & Co. Int. PLC	74.113	03/19/2025	4,993,000	4,993,000	5,341	53,658	(48,317)
Put NZD/Call JPY	MS & Co. Int. PLC	79.190	03/19/2025	8,108,000	8,108,000	22,483	66,145	(43,662)
Put NZD/Call JPY	MS & Co. Int. PLC	82.880	06/18/2025	19,116,000	19,116,000	213,817	179,755	34,062
Put NZD/Call JPY	MS & Co. Int. PLC	81.100	09/17/2025	4,312,000	4,312,000	54,030	46,325	7,705
Put NZD/Call JPY	MS & Co. Int. PLC	75.450	09/17/2025	11,734,000	11,734,000	70,961	131,135	(60,174)
Put NZD/Call USD	MS & Co. Int. PLC	0.530	12/18/2024	2,888,000	2,888,000	2	26,638	(26,636)
Put NZD/Call USD	MS & Co. Int. PLC	0.549	12/18/2024	6,445,000	6,445,000	92	54,793	(54,701)
Put NZD/Call USD	MS & Co. Int. PLC	0.544	03/19/2025	5,856,000	5,856,000	8,469	55,260	(46,791)
Put NZD/Call USD	MS & Co. Int. PLC	0.558	03/19/2025	4,857,000	4,857,000	13,618	35,043	(21,425)
Put NZD/Call USD	MS & Co. Int. PLC	0.562	06/18/2025	11,567,000	11,567,000	74,281	90,427	(16,146)
Put NZD/Call USD	MS & Co. Int. PLC	0.556	09/17/2025	2,611,000	2,611,000	20,594	23,156	(2,562)
Put NZD/Call USD	MS & Co. Int. PLC	0.567	09/17/2025	7,586,000	7,586,000	78,669	65,286	13,383

				248,094,000	$248,094,000	$1,471,136	$2,449,439	$(978,303)

Total purchased option contracts				3,676,159,000	$3,676,159,000	$3,806,784	$6,185,832	$(2,379,048)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$4,975.000	12/06/2024	(72)	$(35,820,000)	$(761)	$(5,583)	$4,822
Euro Stoxx 50 Index	4,975.000	12/20/2024	(74)	(36,815,000)	(9,306)	(11,896)	2,590
FTSE 100 Index	8,375.000	12/20/2024	(13)	(10,887,500)	(7,692)	(2,812)	(4,880)
FTSE 100 Index	8,425.000	12/20/2024	(14)	(11,795,000)	(5,433)	(7,471)	2,038
FTSE 100 Index	8,475.000	12/20/2024	(9)	(7,627,500)	(2,176)	(1,672)	(504)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
FTSE 100 Index	$8,525.000	12/20/2024	(17)	$(14,492,500)	$(2,488)	$(3,629)	$1,141
FTSE 100 Index	8,675.000	12/20/2024	(3)	(2,602,500)	(95)	(870)	775
FTSE 100 Index	8,850.000	12/20/2024	(1)	(885,000)	(6)	(181)	175
FTSE 100 Index	8,525.000	01/17/2025	(1)	(852,500)	(566)	(665)	99
FTSE 100 Index	8,650.000	01/17/2025	(3)	(2,595,000)	(783)	(644)	(139)
Nikkei 225 Index	40,500.000	12/13/2024	(6)	(24,300,000)	(1,484)	(3,320)	1,836
Nikkei 225 Index	41,375.000	12/13/2024	(9)	(37,237,500)	(782)	(6,105)	5,323
Nikkei 225 Index	42,250.000	12/13/2024	(4)	(16,900,000)	(160)	(5,996)	5,836
Nikkei 225 Index	43,000.000	12/13/2024	(7)	(30,100,000)	(140)	(2,319)	2,179
Nikkei 225 Index	43,500.000	12/13/2024	(6)	(26,100,000)	(120)	(3,115)	2,995
Nikkei 225 Index	44,000.000	12/13/2024	(2)	(8,800,000)	(27)	(1,786)	1,759
Nikkei 225 Index	41,500.000	01/10/2025	(3)	(12,450,000)	(1,845)	(2,706)	861
S&P 500 Index	6,060.000	12/02/2024	(38)	(23,028,000)	(11,970)	(20,371)	8,401
S&P 500 Index	6,110.000	12/04/2024	(38)	(23,218,000)	(3,610)	(8,090)	4,480
S&P 500 Index	6,100.000	12/06/2024	(39)	(23,790,000)	(25,509)	(25,509)	—
S&P 500 Index	6,250.000	12/11/2024	(28)	(17,500,000)	(1,260)	(15,204)	13,944
S&P 500 Index	6,150.000	12/18/2024	(28)	(17,220,000)	(43,540)	(28,226)	(15,314)
S&P 500 Index	6,225.000	12/24/2024	(28)	(17,430,000)	(23,100)	(23,391)	291
Stoxx Europe 50 Index	4,975.000	12/13/2024	(73)	(36,317,500)	(4,166)	(9,217)	5,051

			(516)	$(438,763,500)	$(147,019)	$(190,778)	$43,759

Puts
Euro Stoxx 50 Index	4,575.000	12/06/2024	(143)	(65,422,500)	(1,965)	(32,760)	30,795
Euro Stoxx 50 Index	4,525.000	12/20/2024	(149)	(67,422,500)	(16,060)	(21,663)	5,603
FTSE 100 Index	7,650.000	12/20/2024	(13)	(9,945,000)	(993)	(6,034)	5,041
FTSE 100 Index	7,750.000	12/20/2024	(25)	(19,375,000)	(2,227)	(8,613)	6,386
FTSE 100 Index	7,775.000	12/20/2024	(18)	(13,995,000)	(1,603)	(8,655)	7,052
FTSE 100 Index	7,850.000	12/20/2024	(28)	(21,980,000)	(3,028)	(3,618)	590
FTSE 100 Index	7,875.000	12/20/2024	(7)	(5,512,500)	(802)	(3,890)	3,088
FTSE 100 Index	8,000.000	12/20/2024	(1)	(800,000)	(178)	(618)	440
FTSE 100 Index	8,075.000	12/20/2024	(21)	(16,957,500)	(5,211)	(5,924)	713
FTSE 100 Index	7,775.000	01/17/2025	(2)	(1,555,000)	(496)	(512)	16
FTSE 100 Index	7,975.000	01/17/2025	(7)	(5,582,500)	(2,850)	(2,973)	123
Nikkei 225 Index	34,250.000	12/13/2024	(8)	(27,400,000)	(2,246)	(22,172)	19,926
Nikkei 225 Index	35,500.000	12/13/2024	(4)	(14,200,000)	(2,219)	(11,266)	9,047
Nikkei 225 Index	36,000.000	12/13/2024	(11)	(39,600,000)	(8,823)	(43,529)	34,706
Nikkei 225 Index	36,125.000	12/13/2024	(11)	(39,737,500)	(9,557)	(13,830)	4,273
Nikkei 225 Index	36,375.000	12/13/2024	(17)	(61,837,500)	(17,612)	(24,761)	7,149
Nikkei 225 Index	36,625.000	12/13/2024	(15)	(54,937,500)	(19,049)	(25,225)	6,176
Nikkei 225 Index	35,250.000	01/10/2025	(7)	(24,675,000)	(12,398)	(14,226)	1,828
S&P 500 Index	5,885.000	12/02/2024	(75)	(44,137,500)	(938)	(54,842)	53,904
S&P 500 Index	5,500.000	12/04/2024	(58)	(31,900,000)	(1,160)	(78,074)	76,914
S&P 500 Index	5,950.000	12/04/2024	(76)	(45,220,000)	(18,620)	(70,532)	51,912
S&P 500 Index	5,915.000	12/06/2024	(77)	(45,545,500)	(42,075)	(42,075)	—
S&P 500 Index	5,790.000	12/11/2024	(56)	(32,424,000)	(19,600)	(129,347)	109,747
S&P 500 Index	5,700.000	12/18/2024	(57)	(32,490,000)	(36,765)	(201,444)	164,679
S&P 500 Index	5,850.000	12/24/2024	(57)	(33,345,000)	(104,880)	(137,290)	32,410
Stoxx Europe 50 Index	4,550.000	12/13/2024	(146)	(66,430,000)	(9,257)	(25,801)	16,544

			(1,089)	$(822,427,000)	$(340,612)	$(989,674)	$649,062

Total written option contracts			(1,605)	$(1,261,190,500)	$(487,631)	$(1,180,452)	$692,821

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	12/13/2024	915	$2,287,500	$5,719	$1,714,070	$(1,708,351)
3 Month SOFR	97.250	12/13/2024	2,052	5,130,000	12,825	3,290,395	(3,277,570)
3 Month SOFR	98.000	12/13/2024	3,960	9,900,000	24,750	888,337	(863,587)
3 Month SOFR	96.500	03/14/2025	966	2,415,000	72,450	1,863,201	(1,790,751)
3 Month SOFR	97.000	03/14/2025	2,074	5,185,000	90,738	2,263,037	(2,172,299)
3 Month SOFR	97.250	03/14/2025	1,843	4,607,500	57,594	3,360,173	(3,302,579)
3 Month SOFR	98.000	03/14/2025	2,796	6,990,000	34,950	923,062	(888,112)
3 Month SOFR	95.625	06/13/2025	1,373	3,432,500	1,536,044	1,551,223	(15,179)
3 Month SOFR	96.250	06/13/2025	794	1,985,000	342,413	1,182,380	(839,967)
3 Month SOFR	96.625	06/13/2025	983	2,457,500	245,750	1,903,452	(1,657,702)
3 Month SOFR	96.750	06/13/2025	1,226	3,065,000	260,525	1,290,144	(1,029,619)
3 Month SOFR	97.250	06/13/2025	2,670	6,675,000	317,063	2,854,785	(2,537,722)
3 Month SOFR	95.875	09/12/2025	2,359	5,897,500	2,771,825	2,783,135	(11,310)
3 Month SOFR	96.000	09/12/2025	482	1,205,000	488,025	471,068	16,957
3 Month SOFR	96.500	09/12/2025	1,136	2,840,000	624,800	1,589,661	(964,861)
3 Month SOFR	96.625	09/12/2025	921	2,302,500	437,475	1,888,445	(1,450,970)
3 Month SOFR	97.000	09/12/2025	1,234	3,085,000	385,625	1,267,713	(882,088)
3 Month SOFR	97.375	09/12/2025	327	817,500	65,400	70,128	(4,728)
3 Month SOFR	97.500	09/12/2025	3,092	7,730,000	541,100	3,074,948	(2,533,848)
3 Month SOFR	95.875	12/12/2025	1,950	4,875,000	2,937,188	2,763,799	173,389
3 Month SOFR	96.125	12/12/2025	772	1,930,000	907,100	870,291	36,809
3 Month SOFR	96.500	12/12/2025	1,019	2,547,500	808,831	1,614,489	(805,658)
3 Month SOFR	97.250	12/12/2025	1,442	3,605,000	513,712	1,373,245	(859,533)
3 Month SOFR	97.500	12/12/2025	3,234	8,085,000	889,350	3,177,500	(2,288,150)
3 Month SOFR	96.000	03/13/2026	1,922	4,805,000	3,063,187	2,752,934	310,253
3 Month SOFR	96.250	03/13/2026	727	1,817,500	922,381	910,437	11,944
3 Month SOFR	96.625	03/13/2026	615	1,537,500	541,968	916,239	(374,271)
3 Month SOFR	96.750	03/13/2026	480	1,200,000	375,000	781,114	(406,114)
3 Month SOFR	97.250	03/13/2026	1,368	3,420,000	632,700	1,371,174	(738,474)
3 Month SOFR	97.500	03/13/2026	363	907,500	129,319	118,686	10,633
3 Month SOFR	96.000	06/12/2026	1,712	4,280,000	3,070,900	2,734,522	336,378
3 Month SOFR	96.250	06/12/2026	658	1,645,000	949,988	935,558	14,430
3 Month SOFR	96.500	06/12/2026	408	1,020,000	471,750	449,600	22,150
3 Month SOFR	96.625	06/12/2026	580	1,450,000	598,125	914,846	(316,721)
3 Month SOFR	96.750	06/12/2026	494	1,235,000	453,862	766,846	(312,984)
3 Month SOFR	96.000	09/11/2026	1,600	4,000,000	3,100,000	2,747,337	352,663
3 Month SOFR	96.375	09/11/2026	658	1,645,000	937,650	947,402	(9,752)
3 Month SOFR	96.500	09/11/2026	415	1,037,500	531,719	498,813	32,906
3 Month SOFR	96.625	09/11/2026	559	1,397,500	639,356	930,634	(291,278)
3 Month SOFR	96.375	12/11/2026	620	1,550,000	945,500	962,438	(16,938)
3 Month SOFR	96.500	12/11/2026	433	1,082,500	598,081	558,336	39,745
3 Month SOFR	96.500	03/12/2027	445	1,112,500	653,594	607,185	46,409

TOTAL			53,677	$134,192,500	$32,986,332	$63,932,782	$(30,946,450)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments

November 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 56.2%
U.S. Treasury Bills
$125,000,000	0.000%	01/07/25	$ 124,441,397
125,000,000	0.000	01/30/25	124,088,458
180,333,800	0.000	02/13/25	178,725,670
125,000,000	0.000	02/18/25	123,819,866
200,000,000	0.000	03/04/25	197,762,002
125,000,000	0.000	03/06/25	123,573,491
200,000,000	0.000	04/24/25	196,578,398
125,000,000	0.000	05/01/25	122,747,548
179,904,500	0.000	05/15/25	176,383,843

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,367,789,388)			$1,368,120,673

Shares	Dividend Rate	Value

Investment Company(b) – 36.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
880,671,497	4.541%	$ 880,671,497
(Cost $880,671,497)

TOTAL INVESTMENTS – 92.3% (Cost $2,248,460,885)		$2,248,792,170

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.7%		187,018,657

NET ASSETS – 100.0%		$2,435,810,827

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated fund.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	7,490,000	USD	5,343,828	12/18/24	$9,652
	CHF	4,700,000	USD	5,337,677	12/18/24	9,076
	JPY	1,610,490,000	USD	10,753,411	12/18/24	39,627
	USD	96,135,967	AUD	142,910,000	12/18/24	2,907,545
	USD	17,303,180	CAD	24,040,000	12/18/24	120,582
	USD	23,452,896	CHF	20,120,000	12/18/24	564,242
	USD	34,293,243	EUR	30,650,000	12/18/24	1,877,858
	USD	10,286,187	GBP	7,990,000	12/18/24	119,440
	USD	34,449,817	JPY	4,893,170,000	12/18/24	1,657,206
	USD	143,175,420	NZD	231,090,000	12/18/24	6,276,932

TOTAL						$13,582,160

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	142,910,000	USD	95,171,303	12/18/24	$(1,942,880)
	CAD	24,040,000	USD	17,833,669	12/18/24	(651,071)
	CHF	20,120,000	USD	24,050,329	12/18/24	(1,161,675)
	EUR	30,650,000	USD	34,080,838	12/18/24	(1,665,454)
	GBP	7,990,000	USD	10,705,953	12/18/24	(539,206)
	JPY	8,933,900,000	USD	63,099,466	12/18/24	(3,227,050)
	NZD	258,230,000	USD	158,049,932	12/18/24	(5,073,618)
	USD	50,668,502	AUD	77,799,999	12/18/24	(84,917)
	USD	75,660,797	EUR	71,630,000	12/18/24	(94,961)
	USD	50,587,083	GBP	39,850,000	12/18/24	(119,409)
	USD	26,708,214	JPY	4,040,730,000	12/18/24	(371,591)

TOTAL						$(14,931,832)

FUTURES CONTRACTS — At November 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10,426	03/20/25	$1,159,240,875	$13,411,135
S&P 500 E-Mini Index	4,972	12/20/24	1,504,402,900	35,943,229

TOTAL FUTURES CONTRACTS				$49,354,364

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	$6,020.000	12/06/2024	19	$11,438,000	$85,025	$32,283	$52,742
S&P 500 Index	6,025.000	12/06/2024	15	9,037,500	62,025	23,795	38,230
S&P 500 Index	6,070.000	12/06/2024	6	3,642,000	10,950	6,666	4,284
S&P 500 Index	6,130.000	12/06/2024	2	1,226,000	670	4,784	(4,114)
S&P 500 Index	6,045.000	12/13/2024	40	24,180,000	187,400	79,800	107,600
S&P 500 Index	6,055.000	12/13/2024	7	4,238,500	28,910	24,367	4,543
S&P 500 Index	6,100.000	12/13/2024	13	7,930,000	28,275	19,473	8,802
S&P 500 Index	6,140.000	12/13/2024	7	4,298,000	7,665	12,677	(5,012)
S&P 500 Index	6,160.000	12/13/2024	36	22,176,000	26,280	92,151	(65,871)
S&P 500 Index	6,085.000	12/20/2024	4	2,434,000	16,840	8,564	8,276
S&P 500 Index	6,090.000	12/20/2024	34	20,706,000	135,320	89,924	45,396
S&P 500 Index	6,135.000	12/20/2024	5	3,067,500	11,725	8,605	3,120
S&P 500 Index	6,150.000	12/27/2024	3	1,845,000	7,680	5,913	1,767
S&P 500 Index	6,170.000	12/27/2024	28	17,276,000	56,840	56,188	652

			219	$133,494,500	$665,605	$465,190	$200,415

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts
S&P 500 Index	$3,800.000	12/02/2024	271	$102,980,000	$677	$71,341	$(70,664)
S&P 500 Index	5,375.000	12/02/2024	330	177,375,000	1,650	15,740	(14,090)
S&P 500 Index	5,925.000	12/02/2024	1	592,500	23	751	(728)
S&P 500 Index	3,800.000	12/03/2024	275	104,500,000	688	64,705	(64,017)
S&P 500 Index	5,960.000	12/03/2024	1	596,000	165	901	(736)
S&P 500 Index	4,000.000	12/04/2024	232	92,800,000	580	66,802	(66,222)
S&P 500 Index	5,940.000	12/04/2024	1	594,000	198	861	(663)
S&P 500 Index	4,200.000	12/05/2024	275	115,500,000	688	39,215	(38,527)
S&P 500 Index	5,970.000	12/05/2024	1	597,000	681	681	—
S&P 500 Index	4,200.000	12/06/2024	250	105,000,000	625	33,665	(33,040)
S&P 500 Index	4,200.000	12/09/2024	156	65,520,000	780	20,251	(19,471)
S&P 500 Index	4,400.000	12/10/2024	351	154,440,000	4,387	49,574	(45,187)
S&P 500 Index	4,400.000	12/11/2024	359	157,960,000	7,180	47,598	(40,418)
S&P 500 Index	4,600.000	12/12/2024	362	166,520,000	12,670	51,042	(38,372)
S&P 500 Index	4,600.000	12/13/2024	368	169,280,000	17,480	57,150	(39,670)
S&P 500 Index	4,000.000	12/16/2024	377	150,800,000	7,540	66,452	(58,912)
S&P 500 Index	4,200.000	12/18/2024	381	160,020,000	18,097	46,943	(28,846)
S&P 500 Index	3,900.000	12/20/2024	383	149,370,000	13,405	57,833	(44,428)
S&P 500 Index	4,100.000	12/20/2024	382	156,620,000	18,145	53,862	(35,717)
S&P 500 Index	4,250.000	12/20/2024	381	161,925,000	22,860	53,721	(30,861)
S&P 500 Index	4,000.000	12/23/2024	381	152,400,000	20,002	48,880	(28,878)
S&P 500 Index	4,200.000	12/24/2024	379	159,180,000	31,267	49,516	(18,249)
S&P 500 Index	4,400.000	12/26/2024	383	168,520,000	49,790	70,276	(20,486)
S&P 500 Index	4,000.000	12/27/2024	383	153,200,000	28,725	42,742	(14,017)
S&P 500 Index	4,300.000	12/31/2024	396	170,280,000	59,771	59,771	—

			7,059	$2,996,569,500	$318,074	$1,070,273	$(752,199)

Total purchased option contracts			7,278	$3,130,064,000	$983,679	$1,535,463	$(551,784)

Written option contracts
Puts
S&P 500 Index	5,600.000	12/02/2024	(1,596)	(893,760,000)	(11,970)	(291,669)	279,699
S&P 500 Index	5,720.000	12/03/2024	(1,585)	(906,620,000)	(27,737)	(242,109)	214,372
S&P 500 Index	5,800.000	12/04/2024	(1,590)	(922,200,000)	(47,700)	(274,672)	226,972
S&P 500 Index	5,750.000	12/05/2024	(1,583)	(910,225,000)	(55,405)	(243,782)	188,377
S&P 500 Index	5,520.000	12/06/2024	(52)	(28,704,000)	(1,430)	(208,528)	207,098
S&P 500 Index	5,710.000	12/06/2024	(37)	(21,127,000)	(1,480)	(108,773)	107,293
S&P 500 Index	5,750.000	12/06/2024	(24)	(13,800,000)	(1,260)	(60,096)	58,836
S&P 500 Index	5,755.000	12/06/2024	(7)	(4,028,500)	(385)	(13,083)	12,698
S&P 500 Index	5,780.000	12/06/2024	(51)	(29,478,000)	(3,570)	(93,749)	90,179
S&P 500 Index	5,785.000	12/06/2024	(15)	(8,677,500)	(1,050)	(42,625)	41,575
S&P 500 Index	5,800.000	12/06/2024	(1,617)	(937,860,000)	(238,912)	(238,912)	—
S&P 500 Index	5,820.000	12/06/2024	(7)	(4,074,000)	(735)	(17,843)	17,108
S&P 500 Index	5,840.000	12/06/2024	(49)	(28,616,000)	(6,615)	(88,391)	81,776
S&P 500 Index	5,845.000	12/06/2024	(4)	(2,338,000)	(580)	(10,876)	10,296
S&P 500 Index	5,860.000	12/06/2024	(10)	(5,860,000)	(1,775)	(24,190)	22,415
S&P 500 Index	5,875.000	12/06/2024	(35)	(20,562,500)	(7,875)	(51,685)	43,810
S&P 500 Index	5,720.000	12/13/2024	(13)	(7,436,000)	(4,680)	(38,167)	33,487
S&P 500 Index	5,730.000	12/13/2024	(4)	(2,292,000)	(1,520)	(9,831)	8,311
S&P 500 Index	5,750.000	12/13/2024	(34)	(19,550,000)	(14,280)	(82,806)	68,526
S&P 500 Index	5,795.000	12/13/2024	(49)	(28,395,500)	(26,950)	(134,610)	107,660
S&P 500 Index	5,805.000	12/13/2024	(32)	(18,576,000)	(18,560)	(75,268)	56,708
S&P 500 Index	5,835.000	12/13/2024	(10)	(5,835,000)	(7,150)	(28,377)	21,227
S&P 500 Index	5,840.000	12/13/2024	(18)	(10,512,000)	(13,410)	(36,602)	23,192
S&P 500 Index	5,885.000	12/13/2024	(35)	(20,597,500)	(36,750)	(60,165)	23,415
S&P 500 Index	5,905.000	12/13/2024	(34)	(20,077,000)	(44,506)	(44,506)	—
S&P 500 Index	5,700.000	12/20/2024	(50)	(28,500,000)	(39,500)	(139,780)	100,280
S&P 500 Index	5,720.000	12/20/2024	(16)	(9,152,000)	(13,680)	(46,284)	32,604
S&P 500 Index	5,775.000	12/20/2024	(16)	(9,240,000)	(17,440)	(45,584)	28,144
S&P 500 Index	5,810.000	12/20/2024	(9)	(5,229,000)	(11,610)	(22,941)	11,331
S&P 500 Index	5,855.000	12/20/2024	(16)	(9,368,000)	(26,080)	(35,184)	9,104
S&P 500 Index	5,870.000	12/20/2024	(15)	(8,805,000)	(27,135)	(27,135)	—
S&P 500 Index	5,840.000	12/27/2024	(39)	(22,776,000)	(76,635)	(98,701)	22,066
S&P 500 Index	5,855.000	12/27/2024	(8)	(4,684,000)	(17,272)	(17,272)	—

Total written option contracts			(8,660)	$(4,968,955,500)	$(805,637)	$(2,954,196)	$2,148,559

TOTAL			(1,382)	$(1,838,891,500)	$178,042	$(1,418,733)	$1,596,775

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.688	03/14/2025	1,633	$4,082,500	$816,500	$1,677,614	$(861,114)
3 Month SOFR	95.750	03/14/2025	1,599	3,997,500	679,575	2,042,435	(1,362,860)
3 Month SOFR	96.500	03/14/2025	1,544	3,860,000	115,800	2,071,470	(1,955,670)
3 Month SOFR	95.375	06/13/2025	1,583	3,957,500	2,532,800	1,843,910	688,890
3 Month SOFR	95.500	06/13/2025	1,600	4,000,000	2,150,000	1,663,712	486,288
3 Month SOFR	95.688	06/13/2025	1,642	4,105,000	1,672,788	1,666,334	6,454
3 Month SOFR	96.063	06/13/2025	78	195,000	44,850	76,231	(31,381)
3 Month SOFR	96.563	06/13/2025	68	170,000	18,700	70,683	(51,983)
3 Month SOFR	96.125	09/12/2025	81	202,500	70,021	70,021	—
3 Month SOFR	96.250	09/12/2025	67	167,500	49,831	73,831	(24,000)
3 Month SOFR	97.000	09/12/2025	72	180,000	22,500	74,841	(52,341)
3 Month SOFR	96.625	06/12/2026	813	2,032,500	838,406	1,137,814	(299,408)
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	1,204,625	2,377,996	(1,173,371)
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	2,392,575	2,470,706	(78,131)

			14,135	$35,337,500	$12,608,971	$17,317,598	$(4,708,627)

Puts
3 Month SOFR	95.688	03/14/2025	1,633	4,082,500	377,632	1,616,375	(1,238,743)
3 Month SOFR	95.750	03/14/2025	1,599	3,997,500	499,688	1,902,522	(1,402,834)
3 Month SOFR	96.500	03/14/2025	1,544	3,860,000	2,817,800	2,082,507	735,293
3 Month SOFR	95.375	06/13/2025	1,583	3,957,500	187,981	2,120,935	(1,932,954)
3 Month SOFR	95.500	06/13/2025	1,600	4,000,000	280,000	1,863,712	(1,583,712)
3 Month SOFR	95.688	06/13/2025	1,642	4,105,000	513,125	1,686,860	(1,173,735)
3 Month SOFR	96.063	06/13/2025	78	195,000	61,425	74,281	(12,856)
3 Month SOFR	96.563	06/13/2025	68	170,000	116,875	72,383	44,492
3 Month SOFR	96.125	09/12/2025	81	202,500	74,578	74,578	—
3 Month SOFR	96.250	09/12/2025	67	167,500	72,862	67,969	4,893
3 Month SOFR	97.000	09/12/2025	72	180,000	179,550	80,241	99,309
3 Month SOFR	96.625	06/12/2026	813	2,032,500	1,402,425	1,302,686	99,739
3 Month SOFR	97.000	06/12/2026	1,676	4,190,000	3,886,225	2,492,735	1,393,490
3 Month SOFR	96.375	09/11/2026	1,679	4,197,500	2,434,550	2,539,225	(104,675)

			14,135	$35,337,500	$12,904,716	$17,977,009	$(5,072,293)

Total purchased option contracts			28,270	$70,675,000	$25,513,687	$35,294,607	$(9,780,920)

Written option contracts
Puts
10 Year U.S. Treasury Notes	109.000	12/04/2024	(732)	(732,000)	(732)	(26,838)	26,106
10 Year U.S. Treasury Notes	109.250	12/04/2024	(358)	(358,000)	(358)	(4,896)	4,538
10 Year U.S. Treasury Notes	109.500	12/04/2024	(359)	(359,000)	(359)	(38,566)	38,207
10 Year U.S. Treasury Notes	108.750	12/06/2024	(359)	(359,000)	(5,609)	(4,909)	(700)
10 Year U.S. Treasury Notes	109.250	12/06/2024	(729)	(729,000)	(11,391)	(15,539)	4,148
10 Year U.S. Treasury Notes	109.750	12/06/2024	(364)	(364,000)	(11,051)	(11,051)	—

			(2,901)	$(2,901,000)	$(29,500)	$(101,799)	$72,299

Calls
10 Year U.S. Treasury Notes	111.500	12/04/2024	(358)	(358,000)	(44,750)	(21,677)	(23,073)
10 Year U.S. Treasury Notes	112.000	12/04/2024	(732)	(732,000)	(22,875)	(46,973)	24,098
10 Year U.S. Treasury Notes	112.500	12/04/2024	(359)	(359,000)	(5,609)	(21,737)	16,128
10 Year U.S. Treasury Notes	112.750	12/06/2024	(359)	(359,000)	(11,219)	(10,519)	(700)
10 Year U.S. Treasury Notes	113.000	12/06/2024	(364)	(364,000)	(4,977)	(4,978)	1
10 Year U.S. Treasury Notes	113.500	12/06/2024	(729)	(729,000)	(11,391)	(15,539)	4,148

			(2,901)	$(2,901,000)	$(100,821)	$(121,423)	$20,602

Total written option contracts			(5,802)	$(5,802,000)	$(130,321)	$(223,222)	$92,901

TOTAL			22,468	$64,873,000	$25,383,366	$35,071,385	$(9,688,019)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments

November 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 65.9%
U.S. Treasury Bills
$30,353,400	0.000%	12/03/24	$ 30,349,653
16,375,500	0.000	12/17/24	16,344,563
20,000,000	0.000	01/09/25	19,905,238
25,000,000	0.000	01/16/25	24,860,271
31,159,000	0.000	01/30/25	30,931,778
25,000,000	0.000	02/04/25	24,803,368
25,000,000	0.000	02/06/25	24,798,463
28,861,800	0.000	02/18/25	28,589,314
25,000,000	0.000	02/25/25	24,742,243
30,000,000	0.000	03/04/25	29,664,300
30,000,000	0.000	04/24/25	29,486,760
30,000,000	0.000	05/01/25	29,459,411

TOTAL U.S. TREASURY OBLIGATIONS (Cost $313,851,236)			$313,935,362

Shares	Dividend Rate	Value

Investment Companies(b) – 29.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,196,776	4.541%	$ 5,196,776
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares
137,094,901	4.489	137,094,901

TOTAL INVESTMENT COMPANIES (Cost $142,291,677)		$142,291,677

TOTAL INVESTMENTS – 95.7% (Cost $456,142,913)		$456,227,039

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%		20,454,084

NET ASSETS – 100.0%		$476,681,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated fund.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,421	03/31/25	$292,881,423	$737,019
5 Year U.S. Treasury Notes	1,699	03/31/25	182,815,056	1,396,997
S&P 500 E-Mini Index	6	12/20/24	1,815,450	19,852

Total				$2,153,868

Short position contracts:
10 Year U.S. Treasury Notes	(100)	03/20/25	(11,118,750)	(25,750)

TOTAL FUTURES CONTRACTS				$2,128,118

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$3,800.000	12/02/2024	50	$19,000,000	$125	$14,130	$(14,005)
S&P 500 Index	3,800.000	12/03/2024	45	17,100,000	113	10,620	(10,507)
S&P 500 Index	4,000.000	12/04/2024	55	22,000,000	138	15,510	(15,372)
S&P 500 Index	4,200.000	12/05/2024	50	21,000,000	125	7,050	(6,925)
S&P 500 Index	4,200.000	12/06/2024	47	19,740,000	117	5,807	(5,690)
S&P 500 Index	4,200.000	12/09/2024	35	14,700,000	175	4,585	(4,410)
S&P 500 Index	4,400.000	12/10/2024	71	31,240,000	888	10,028	(9,140)
S&P 500 Index	4,400.000	12/11/2024	73	32,120,000	1,460	9,679	(8,219)
S&P 500 Index	4,600.000	12/12/2024	74	34,040,000	2,590	10,434	(7,844)
S&P 500 Index	4,600.000	12/13/2024	74	34,040,000	3,515	11,492	(7,977)
S&P 500 Index	4,000.000	12/16/2024	77	30,800,000	1,540	6,312	(4,772)
S&P 500 Index	4,200.000	12/18/2024	76	31,920,000	3,610	9,364	(5,754)
S&P 500 Index	3,900.000	12/20/2024	76	29,640,000	2,660	11,476	(8,816)
S&P 500 Index	4,100.000	12/20/2024	76	31,160,000	3,610	10,716	(7,106)
S&P 500 Index	4,250.000	12/20/2024	77	32,725,000	4,620	10,857	(6,237)
S&P 500 Index	4,000.000	12/23/2024	77	30,800,000	4,042	9,878	(5,836)
S&P 500 Index	4,200.000	12/24/2024	76	31,920,000	6,270	9,929	(3,659)
S&P 500 Index	4,400.000	12/26/2024	77	33,880,000	10,010	14,129	(4,119)
S&P 500 Index	4,000.000	12/27/2024	77	30,800,000	5,775	8,593	(2,818)
S&P 500 Index	4,300.000	12/31/2024	78	33,540,000	11,773	11,773	—

Total purchased option contracts			1,341	$562,165,000	$63,156	$202,362	$(139,206)

Written option contracts
Puts
S&P 500 Index	5,600.000	12/02/2024	(321)	(179,760,000)	(2,408)	(58,663)	56,255
S&P 500 Index	5,720.000	12/03/2024	(319)	(182,468,000)	(5,582)	(48,727)	43,145
S&P 500 Index	5,800.000	12/04/2024	(319)	(185,020,000)	(9,570)	(55,107)	45,537
S&P 500 Index	5,750.000	12/05/2024	(317)	(182,275,000)	(11,095)	(48,818)	37,723
S&P 500 Index	5,800.000	12/06/2024	(317)	(183,860,000)	(46,837)	(46,837)	—

Total written option contracts			(1,593)	$(913,383,000)	$(75,492)	$(258,152)	$182,660

TOTAL			(252)	$(351,218,000)	$(12,336)	$(55,790)	$43,454

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$97.125	12/13/2024	30	$75,000	$188	$15,445	$(15,257)
3 Month SOFR	97.313	12/13/2024	30	75,000	188	10,570	(10,382)
3 Month SOFR	96.563	03/14/2025	30	75,000	2,063	12,820	(10,757)
3 Month SOFR	96.750	03/14/2025	30	75,000	1,688	15,820	(14,132)
3 Month SOFR	96.063	06/13/2025	15	37,500	8,625	14,660	(6,035)
3 Month SOFR	96.250	06/13/2025	29	72,500	12,506	14,205	(1,699)
3 Month SOFR	96.375	06/13/2025	29	72,500	10,331	12,392	(2,061)
3 Month SOFR	96.563	06/13/2025	13	32,500	3,575	13,513	(9,938)
3 Month SOFR	96.125	09/12/2025	16	40,000	13,831	13,831	—
3 Month SOFR	96.250	09/12/2025	13	32,500	9,669	14,326	(4,657)
3 Month SOFR	96.750	09/12/2025	29	72,500	11,961	15,654	(3,693)
3 Month SOFR	97.000	09/12/2025	14	35,000	4,375	14,551	(10,176)

			278	$695,000	$79,000	$167,787	$(88,787)

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts
3 Month SOFR	$95.438	12/13/2024	30	$75,000	$563	$12,820	$(12,257)
3 Month SOFR	95.500	12/13/2024	30	75,000	1,688	11,695	(10,007)
3 Month SOFR	95.000	03/14/2025	60	150,000	750	25,264	(24,514)
3 Month SOFR	94.500	06/13/2025	29	72,500	725	15,292	(14,567)
3 Month SOFR	94.750	06/13/2025	29	72,500	906	11,667	(10,761)
3 Month SOFR	96.063	06/13/2025	15	37,500	11,813	14,285	(2,472)
3 Month SOFR	96.563	06/13/2025	13	32,500	22,344	13,838	8,506
3 Month SOFR	95.000	09/12/2025	29	72,500	3,444	12,030	(8,586)
3 Month SOFR	96.125	09/12/2025	16	40,000	14,731	14,731	—
3 Month SOFR	96.250	09/12/2025	13	32,500	14,137	13,188	949
3 Month SOFR	97.000	09/12/2025	14	35,000	34,912	15,603	19,309

			278	$695,000	$106,013	$160,413	$(54,400)

Total purchased option contracts			556	$1,390,000	$185,013	$328,200	$(143,187)

Written option contracts
Puts
10 Year U.S. Treasury Notes	109.000	12/04/2024	(143)	(143,000)	(143)	(5,330)	5,187
10 Year U.S. Treasury Notes	109.250	12/04/2024	(72)	(72,000)	(72)	(985)	913
10 Year U.S. Treasury Notes	109.500	12/04/2024	(72)	(72,000)	(72)	(7,734)	7,662
10 Year U.S. Treasury Notes	108.750	12/06/2024	(72)	(72,000)	(1,125)	(985)	(140)
10 Year U.S. Treasury Notes	109.250	12/06/2024	(143)	(143,000)	(2,234)	(3,073)	839
10 Year U.S. Treasury Notes	109.750	12/06/2024	(71)	(71,000)	(2,156)	(2,156)	—

			(573)	$(573,000)	$(5,802)	$(20,263)	$14,461

Calls
10 Year U.S. Treasury Notes	111.500	12/04/2024	(72)	(72,000)	(9,000)	(4,359)	(4,641)
10 Year U.S. Treasury Notes	112.000	12/04/2024	(143)	(143,000)	(4,469)	(9,335)	4,866
10 Year U.S. Treasury Notes	112.500	12/04/2024	(72)	(72,000)	(1,125)	(4,360)	3,235
10 Year U.S. Treasury Notes	112.750	12/06/2024	(72)	(72,000)	(2,250)	(2,110)	(140)
10 Year U.S. Treasury Notes	113.000	12/06/2024	(71)	(71,000)	(971)	(971)	—
10 Year U.S. Treasury Notes	113.500	12/06/2024	(143)	(143,000)	(2,234)	(3,073)	839

			(573)	$(573,000)	$(20,049)	$(24,208)	$4,159

Total written option contracts			(1,146)	$(1,146,000)	$(25,851)	$(44,471)	$18,620

TOTAL			(590)	$244,000	$159,162	$283,729	$(124,567)

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

November 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a) – 0.1%
Banks(a) – 0.1%
Barclays Bank PLC (Secured Overnight Financing Rate + 0.380%)
$5,280,000	4.950%	05/08/25	$ 5,284,123

TOTAL CORPORATE OBLIGATIONS (Cost $5,280,000)			$ 5,284,123

Agency Debentures(a) – 0.0%
Sovereign – 0.0%
Federal Farm Credit Banks Funding Corp.
(Federal Reserve Bank Prime Loan Rate - 3.010%)
$166,000	4.740%	08/07/25	$ 165,986
(Secured Overnight Financing Rate + 0.200%)
140,000	4.770	12/05/24	140,003
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.120%)
555,000	4.690	01/03/25	555,039

TOTAL AGENCY DEBENTURES (Cost $861,001)			$ 861,028

U.S. Treasury Obligations – 11.4%
U.S. Treasury Bills(b)
$30,897,900	0.000%	12/03/24	$ 30,894,086
11,475,000	0.000	12/24/24	11,443,124
39,913,700	0.000	12/26/24	39,793,035
28,963,900	0.000	02/04/25	28,736,091
69,592,400	0.000	02/13/25	68,971,808
13,577,900	0.000	03/13/25	13,411,451
46,653,000	0.000	03/27/25	46,006,602
160,000	0.000	04/10/25	157,521
U.S. Treasury Floating Rate Notes(a)
(3 mo. Treasury money market yield + 0.169%)
1,000,400	4.633	04/30/25	1,000,274
(3 mo. Treasury money market yield + 0.125%)
33,979,800	4.589	07/31/25	33,964,072
(3 mo. Treasury money market yield + 0.170%)
30,353,500	4.634	10/31/25	30,346,697
(3 mo. Treasury money market yield + 0.245%)
33,193,300	4.709	01/31/26	33,213,778
(3 mo. Treasury money market yield + 0.150%)
62,833,300	4.614	04/30/26	62,795,473
(3 mo. Treasury money market yield + 0.182%)
210,400	4.646	07/31/26	210,394
U.S. Treasury Notes
6,149,900	1.500	11/30/24	6,149,900
28,634,700	0.250	05/31/25	28,051,939
3,659,000	3.500	09/15/25	3,633,701
92,044,700	0.250	09/30/25	88,952,573
6,870,900	4.250	10/15/25	6,862,580

TOTAL U.S. TREASURY OBLIGATIONS (Cost $534,749,694)			$ 534,595,099

Shares	Description	Value

Exchange Traded Funds – 6.4%
256,040	Alerian MLP ETF	$ 13,139,973
983,184	Health Care Select Sector SPDR Fund	144,931,154
31,150	iShares 7-10 Year Treasury Bond ETF	2,965,246
14,203	iShares Core S&P 500 ETF	8,593,809
157,189	iShares Gold Trust	7,898,747
104,440	iShares iBoxx $ High Yield Corporate Bond ETF	8,359,378
864,052	iShares MSCI Mexico ETF	43,435,894
3,406,799	Sprott Physical Uranium Trust	61,612,193
86,415	Vanguard Real Estate ETF	8,482,496

TOTAL EXCHANGE TRADED FUNDS (Cost $296,985,647)		$ 299,418,890

Shares	Dividend Rate	Value

Investment Companies(c) – 32.2%
Goldman Sachs Energy Infrastructure Fund — Class R6
1,836,689%		$ 29,405,389
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,479,076,758	4.541	1,479,076,758
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
117,107		4,799,048

TOTAL INVESTMENT COMPANIES (Cost $1,492,042,929)		$1,513,281,195

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 50.1% (Cost $2,329,919,271)		$2,353,440,335

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 48.1%
Certificates of Deposit – 12.4%
Banco Santander SA
$16,273,000	5.260%		03/03/25	$ 16,294,958
8,000,000	5.370		03/07/25	8,011,471
Bank of America NA(a)
1,548,000	4.960		07/03/25	1,548,004
Bank of Montreal(a)
(Secured Overnight Financing Rate + 0.400%)
23,600,000	4.980		11/07/25	23,613,010
11,911,000	4.980	(d)	12/22/25	11,910,312
Barclays Bank PLC(a)
(Secured Overnight Financing Rate + 0.380%)
14,721,000	4.960		02/07/25	14,727,408
4,659,000	4.960		02/21/25	4,661,691
Bay Square Funding LLC(a)
9,851,000	4.820		12/11/24	9,851,392
7,973,000	4.810	(d)	03/25/25	7,972,991
(Secured Overnight Financing Rate + 0.240%)
15,855,000	4.820	(e)	12/02/24	15,855,153

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
(Secured Overnight Financing Rate + 0.300%)
$2,750,000	4.880	%(e)	02/14/25	$ 2,750,846
Bayerische Landesbank
4,600,000	5.100		01/10/25	4,601,529
4,300,000	5.210	(a)	01/10/25	4,301,943
(Secured Overnight Financing Rate + 0.450%)
23,436,000	5.030	(a)	04/14/25	23,458,276
BNP Paribas SA
4,883,000	4.390		10/07/25	4,873,939
(Secured Overnight Financing Rate + 0.310%)
5,748,000	4.890	(a)	03/07/25	5,751,076
Collateralized Commercial Paper FLEX Co. LLC(a)(e)
7,663,000	4.890		03/07/25	7,663,187
(Secured Overnight Financing Rate + 0.400%)
20,789,000	4.980	(d)	05/20/25	20,802,228
Cooperatieve Rabobank UA
1,105,000	5.500		12/16/24	1,105,445
Credit Agricole Corporate & Investment Bank SA
8,332,000	4.640		11/13/25	8,337,603
Credit Industriel et Commercial
11,614,600	5.420		06/05/25	11,658,839
Deutsche Bank AG
7,500,000	4.630		11/06/25	7,497,179
(Secured Overnight Financing Rate + 0.400%)
11,400,000	5.084	(a)	10/10/25	11,403,431
10,631,000	5.065	(a)	10/21/25	10,633,646
HSBC Bank PLC(a)(e) (Secured Overnight Financing Rate + 0.330%)
4,780,000	5.640		02/07/25	4,781,592
Kookmin Bank
11,850,000	4.780		11/28/25	11,852,178
(Secured Overnight Financing Rate + 0.600%)
18,548,000	5.180	(a)	01/08/25	18,557,583
23,801,000	5.180	(a)	03/20/25	23,828,855
(Secured Overnight Financing Rate + 0.650%)
15,509,000	5.230	(a)	01/29/25	15,521,937
Landesbank Hessen-Thueringen Girozentrale(a) (Secured Overnight Financing Rate + 0.350%)
26,545,000	4.930		05/06/25	26,562,859
Lloyds Bank Corporate Markets PLC
7,561,000	5.510		05/22/25	7,589,242
Macquarie Bank Ltd.(a)(e)
14,110,000	4.940		10/03/25	14,111,708
Mitsubishi UFJ Trust & Banking Corp.(a)
(Secured Overnight Financing Rate + 0.400%)
12,227,000	4.980		05/01/25	12,237,713
5,136,000	4.980		08/14/25	5,140,742
Mizuho Bank Ltd.(a)
(Secured Overnight Financing Rate + 0.230%)
6,383,000	4.810		05/13/25	6,382,976
(Secured Overnight Financing Rate + 0.350%)
2,000,000	4.930		01/31/25	2,000,818
National Bank of Kuwait
7,737,000	5.280		12/12/24	7,738,568
13,902,000	4.860		05/16/25	13,903,957
Natixis SA
13,500,000	5.400		03/17/25	13,523,074

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Salisbury Receivables Co. LLC(a)(e)
$5,772,000	4.780%		12/12/24	$ 5,772,172
Standard Chartered Bank
3,813,973	4.230		10/03/25	3,801,159
11,358,000	4.650		11/20/25	11,361,782
Starbird Funding Corp.(a)(e)
20,856,000	4.810		05/16/25	20,855,958
Sumitomo Mitsui Banking Corp.(a) (Secured Overnight Financing Rate + 0.240%)
20,099,000	4.820		02/14/25	20,103,022
Sumitomo Mitsui Trust Bank Ltd.(a) (Secured Overnight Financing Rate + 0.290%)
11,885,000	4.870		04/14/25	11,889,838
Toronto-Dominion Bank
25,194,000	5.400		01/03/25	25,208,863
6,387,000	4.500		10/07/25	6,382,321
Toyota Motor Credit Corp.(a)
18,864,000	4.880		06/23/25	18,871,702
Versailles Commercial Paper LLC(a)(d)(e) (Secured Overnight Financing Rate + 0.230%)
7,000,000	4.810		01/02/25	7,000,652
Westpac Banking Corp.(a)
6,005,000	4.830	(e)	07/02/25	6,007,298
(Secured Overnight Financing Rate + 0.300%)
2,563,000	4.880		01/31/25	2,563,847
(Secured Overnight Financing Rate + 0.330%)
20,000,000	4.910	(e)	05/01/25	20,014,418

				582,852,391

Commercial Paper(b) – 35.7%
Advocate Health & Hospitals Corp.
1,910,000	0.000		12/11/24	1,907,067
Agence Centrale des Organismes de Securite Sociale
20,000,000	0.000		12/09/24	19,974,405
Air Liquide U.S. LLC(e)
13,300,000	0.000		12/20/24	13,264,560
Albion Capital Corp. SA/Albion Capital LLC
3,630,000	0.000		02/18/25	3,592,462
Alimentation Couche-Tard, Inc.(e)
22,859,000	0.000		12/04/24	22,843,960
American Electric Power Co., Inc.(e)
20,475,000	0.000		01/14/25	20,352,054
American Honda Finance Corp.
17,039,000	0.000		01/06/25	16,954,252
Antalis SA(e)
10,869,000	0.000		01/10/25	10,809,402
AT&T, Inc.(e)
26,665,000	0.000		12/05/24	26,644,252
Atlantic Asset Securitization LLC(e)
1,212,000	0.000		01/15/25	1,204,604
11,604,000	0.000		05/05/25	11,373,648
Australia & New Zealand Banking Group Ltd.(e)
6,161,000	0.000		07/10/25	5,992,198
Barclays Bank PLC(e)
5,443,000	0.000		01/31/25	5,398,982
6,148,000	0.000		04/10/25	6,045,233
Barton Capital SA(e)
18,876,000	0.000		02/25/25	18,663,688

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b) – (continued)
BASF SE(e)
$30,527,000	0.000%	12/30/24	$ 30,405,045
BAT International Finance PLC(e)
10,000,000	0.000	12/06/24	9,990,919
BofA Securities, Inc.
8,080,000	0.000	03/11/25	7,974,453
10,000,000	0.000	11/13/25	9,571,195
7,281,000	0.000	11/25/25	6,958,227
BPCE SA(e)
12,750,000	0.000	10/28/25	12,231,075
8,363,000	0.000	11/06/25	8,013,427
Cabot Trail Funding LLC(e)
30,000,000	0.000	01/10/25	29,837,320
14,098,000	0.000	03/03/25	13,867,588
Caisse d’Amortissement de la Dette Sociale(e)
9,337,000	0.000	03/03/25	9,224,686
Cancara Asset Securitisation LLC
5,960,000	0.000	02/07/25	5,906,498
CDP Financial, Inc.(e)
7,771,000	0.000	02/04/25	7,705,417
Cisco Systems, Inc.(e)
13,810,000	0.000	01/31/25	13,700,376
2,818,000	0.000	02/03/25	2,794,535
24,174,000	0.000	02/07/25	23,960,127
Dexia SA(e)
22,707,000	0.000	02/03/25	22,517,503
38,877,000	0.000	06/26/25	37,871,744
Dow Chemical Co.
27,878,000	0.000	12/10/24	27,837,905
eBay, Inc.(e)
21,348,000	0.000	01/17/25	21,211,984
4,912,000	0.000	01/21/25	4,878,178
Eli Lilly & Co.(e)
18,288,000	0.000	12/02/24	18,281,090
Entergy Corp.(e)
15,920,000	0.000	01/10/25	15,832,668
25,345,000	0.000	02/20/25	25,079,475
EssilorLuxottica SA(e)
13,933,000	0.000	12/04/24	13,924,200
European Investment Bank
8,000,000	0.000	04/17/25	7,859,828
General Motors Financial Co., Inc.(e)
1,750,000	0.000	12/16/24	1,746,064
5,914,000	0.000	01/21/25	5,871,952
3,841,000	0.000	02/03/25	3,807,058
7,000,000	0.000	02/20/25	6,922,211
9,352,000	0.000	03/10/25	9,225,535
10,000,000	0.000	04/08/25	9,823,176
549,000	0.000	05/09/25	537,052
Glencore Funding LLC(e)
15,028,000	0.000	12/20/24	14,986,237
9,433,000	0.000	01/10/25	9,380,439
3,505,000	0.000	02/28/25	3,462,570
11,249,000	0.000	03/20/25	11,083,590
Gotham Funding Corp.(e)
11,933,000	0.000	01/24/25	11,847,217
GTA Funding LLC(e)
13,904,000	0.000	01/07/25	13,834,305

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b) – (continued)
$20,000,000	0.000%	03/19/25	$ 19,718,685
Honeywell International, Inc.(e)
28,188,000	0.000	04/03/25	27,747,236
HSBC USA, Inc.(e)
12,858,000	0.000	08/19/25	12,428,126
10,537,000	0.000	08/27/25	10,174,470
21,122,000	0.000	09/18/25	20,334,528
18,253,000	0.000	09/29/25	17,546,582
338,000	0.000	10/17/25	324,157
2,715,000	0.000	11/03/25	2,597,766
Intesa Sanpaolo Funding LLC
3,278,000	0.000	01/09/25	3,259,439
13,908,000	0.000	04/04/25	13,668,018
Keurig Dr. Pepper, Inc.(e)
20,909,000	0.000	12/06/24	20,890,013
Kreditanstalt fuer Wiederaufbau(e)
27,486,000	0.000	02/07/25	27,246,228
12,779,000	0.000	02/10/25	12,662,697
La Fayette Asset Securitization LLC(e)
11,944,000	0.000	01/13/25	11,874,949
Liberty Street Funding LLC(e)
10,110,000	0.000	01/09/25	10,056,732
25,195,000	0.000	03/17/25	24,846,251
Lime Funding LLC(e)
11,722,000	0.000	01/09/25	11,660,042
Lloyds Bank PLC(e)
1,000,000	0.000	10/03/25	962,252
LMA-Americas LLC(e)
6,705,000	0.000	02/27/25	6,627,725
6,199,000	0.000	04/09/25	6,096,183
36,287,000	0.000	04/22/25	35,629,189
LVMH Moet Hennessy Louis Vuitton SE(e)
18,935,000	0.000	03/14/25	18,683,717
1,560,000	0.000	03/17/25	1,538,715
17,848,000	0.000	04/07/25	17,558,602
Manhattan Asset Funding Co. LLC(e)
17,742,000	0.000	02/07/25	17,581,813
Matchpoint Finance PLC(e)
22,121,000	0.000	04/16/25	21,734,155
Mitsubishi UFJ Trust & Banking Corp.
16,500,000	0.000	01/24/25	16,380,698
6,100,000	0.000	03/10/25	6,020,791
7,000,000	0.000	03/13/25	6,906,466
Mizuho Bank Ltd.
18,403,000	0.000	01/07/25	18,311,004
3,000,000	0.000	01/16/25	2,981,560
11,605,000	0.000	04/30/25	11,387,817
Mondelez International, Inc.(e)
4,200,000	0.000	12/02/24	4,198,368
Mont Blanc Capital Corp.(e)
7,832,000	0.000	01/21/25	7,778,702
MUFG Bank Ltd.
20,209,000	0.000	02/04/25	20,036,652
Nieuw Amsterdam Receivables Corp. BV(e)
23,273,000	0.000	01/17/25	23,127,317
NRW Bank(e)
25,910,000	0.000	02/13/25	25,663,892
14,162,000	0.000	04/11/25	13,928,510

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b) – (continued)
Nutrien Ltd.(e)
$9,266,000	0.000%	12/12/24	$ 9,250,215
Pacific Life Short Term Funding LLC(e)
9,995,000	0.000	01/16/25	9,933,644
10,000,000	0.000	01/30/25	9,920,789
Paradelle Funding LLC
2,693,000	0.000	03/17/25	2,655,982
2,943,000	0.000	06/18/25	2,869,269
12,742,000	0.000	09/24/25	12,276,280
Penske Truck Leasing Co. LP
3,049,000	0.000	02/03/25	3,022,337
13,128,000	0.000	05/27/25	12,821,119
Pfizer, Inc.(e)
8,200,000	0.000	02/06/25	8,128,442
Podium Funding Trust
4,884,000	0.000	02/05/25	4,841,766
Procter & Gamble Co.(e)
12,029,000	0.000	04/11/25	11,831,121
PSP Capital, Inc.(e)
21,250,000	0.000	12/16/24	21,204,449
Pure Grove Funding(e)
13,582,000	0.000	01/16/25	13,498,263
30,582,000	0.000	03/20/25	30,147,397
25,000,000	0.000	09/12/25	24,114,220
10,010,000	0.000	10/24/25	9,604,270
Reckitt Benckiser Treasury Services PLC(e)
4,024,000	0.000	12/18/24	4,014,071
Repurchase Agreement
8,000,000	0.000	12/09/24	7,989,862
12,000,000	0.000	05/12/25	11,756,668
Ridgefield Funding Co. LLC(e)
7,606,000	0.000	02/03/25	7,541,549
25,000,000	0.000	05/07/25	24,499,757
Salisbury Receivables Co. LLC(e)
13,565,000	0.000	01/31/25	13,457,179
5,853,000	0.000	03/10/25	5,778,265
Sanofi SA(e)
3,250,000	0.000	12/13/24	3,244,238
Sheffield Receivables Co. LLC(e)
16,423,000	0.000	02/26/25	16,235,395
Starbird Funding Corp.(e)
14,699,000	0.000	05/08/25	14,402,407
TELUS Corp.(e)
16,489,000	0.000	12/05/24	16,476,170
10,000,000	0.000	12/11/24	9,984,404
9,598,000	0.000	03/12/25	9,469,649
TotalEnergies Capital SA(e)
13,001,000	0.000	12/20/24	12,966,205

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b) – (continued)
Trinity Health Corp.
$10,277,000	0.000%	12/16/24	$ 10,254,906
UBS AG(e)
8,932,000	0.000	05/12/25	8,748,650
Versailles Commercial Paper LLC
10,603,000	0.000	01/31/25	10,516,662
28,500,000	0.000	04/03/25	28,041,493
Victory Receivables Corp.(e)
15,000,000	0.000	02/24/25	14,832,851
Volkswagen Financial Services(e)
1,606,000	0.000	01/15/25	1,596,148
Volkswagen Group of America Finance LLC(e)
13,701,000	0.000	01/02/25	13,637,733
Walt Disney Co.(e)
5,682,000	0.000	01/03/25	5,656,616
31,136,000	0.000	01/14/25	30,953,494

			1,673,327,618

TOTAL SHORT-TERM INVESTMENTS (Cost $2,256,052,342)			$2,256,180,009

TOTAL INVESTMENTS – 98.2% (Cost $4,585,971,613)			$4,609,620,344

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%			83,588,943

NET ASSETS – 100.0%			$4,693,209,287

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2024.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an affiliated fund.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	146,194,194	INR	12,358,000,000	12/18/24	$184,351

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	MXN	283,000,000	USD	13,986,562	12/18/24	$(86,936)
	USD	56,865,723	MXN	1,165,750,000	12/18/24	(390,419)

TOTAL						$(477,355)

FUTURES CONTRACTS — At November 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	7,864	03/20/25	$874,378,500	$4,657,504
2 Year U.S. Treasury Notes	4,548	03/31/25	937,385,442	1,271,175
5 Year U.S. Treasury Notes	5,493	03/31/25	591,055,386	2,310,988
E-Mini Russell 2000 Index	72	12/20/24	8,800,560	1,039,546
FTSE/JSE Top 40 Index	1,260	12/19/24	53,368,120	(2,976,980)
MEX Bolsa Index	551	12/20/24	13,553,636	(783,188)
Nasdaq 100 E-Mini Index	20	12/20/24	8,397,400	476,797
TOPIX Index	5	12/12/24	895,298	8,243

TOTAL FUTURES CONTRACTS				$6,004,085

SWAP CONTRACTS — At November 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M GBP	4.325%	09/19/33	GBP	69,400	$3,449,811	$—	$3,449,811
12M GBP	4.020	11/12/34		112,430	2,618,919	285,695	2,333,224
12M EURO	2.190	11/25/34	EUR	55,630	969,079	—	969,079

TOTAL					$7,037,809	$285,695	$6,752,114

(a)	Payments made annually.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS	JPMorgan Securities, Inc.	3.700%	05/21/2025	67,410,000	$67,410,000	$1,513,327	$1,481,681	$31,646
1Y IRS	MS & Co. Int. PLC	3.440	01/24/2025	70,080,000	70,080,000	210,922	2,511,030	(2,300,108)
7M IRS	MS & Co. Int. PLC	3.700	05/21/2025	135,430,000	135,430,000	3,040,349	3,341,720	(301,371)

Total purchased option contracts				272,920,000	$272,920,000	$4,764,598	$7,334,431	$(2,569,833)

Written option contracts
Calls
7M IRS	JPMorgan Securities, Inc.	3.200	05/21/2025	(67,410,000)	(67,410,000)	(477,386)	(526,041)	48,655
7M IRS	MS & Co. Int. PLC	3.200	05/21/2025	(135,430,000)	(135,430,000)	(959,092)	(1,237,674)	278,582

				(202,840,000)	$(202,840,000)	$(1,436,478)	$(1,763,715)	$327,237

Puts
6M IRS	BNP Paribas SA	4.400	05/21/2025	(208,540,000)	(208,540,000)	(1,114,950)	(1,943,809)	828,859

Total written option contracts				(411,380,000)	$(411,380,000)	$(2,551,428)	$(3,707,524)	$1,156,096

TOTAL				(138,460,000)	$(138,460,000)	$2,213,170	$3,626,907	$(1,413,737)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SXPA Index	MS & Co. Int. PLC	$1,713.820	03/21/2025	33,470	$5,736,155,540	$2,165,317	$3,482,835	$(1,317,518)

Written option contracts
Calls
SXPA Index	MS & Co. Int. PLC	1,973.340	03/21/2025	(33,470)	(6,604,768,980)	(56,100)	(870,710)	814,610

Puts
TOPX Index	Capital Securities Corp.	2,333.530	02/21/2025	(3,519,000)	(821,169,207,000)	(414,649)	(3,285,421)	2,870,772
SXPA Index	MS & Co. Int. PLC	1,449.400	03/21/2025	(33,470)	(4,851,141,800)	(243,318)	(1,741,419)	1,498,101

				(3,552,470)	$(826,020,348,800)	$(657,967)	$(5,026,840)	$4,368,873

Total written option contracts				(3,585,940)	$(832,625,117,780)	$(714,067)	$(5,897,550)	$5,183,483

TOTAL				(3,552,470)	$(832,625,084,310)	$1,451,250	$(2,414,715)	$3,865,965

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Call USD/Put CHF	BofA Securities LLC	$0.865	03/14/2025	147,230,000	$147,230,000	$2,804,142	$1,463,171	$1,340,971

Written option contract
Puts
Put USD/Call CHF	BofA Securities LLC	0.830	03/14/2025	(147,230,000)	(147,230,000)	(439,923)	(1,463,171)	1,023,248

TOTAL				—	$—	$2,364,219	$—	$2,364,219

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
MXN	— Mexican Peso
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
CHF	— Swiss Franc
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SXPA	— Stoxx Europe Total Market Aerospace and Defense Index.
TOPX	— Tokyo Stock Price Index

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of November 30, 2024:

GLOBAL MANAGED BETA FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$291,408	$—	$—
Asia	1,934,687	30,452,315	—
Australia and Oceania	137,270	9,874,754	—
Europe	10,439,557	69,237,949	—
North America	325,869,445	278,818	592
Preferred Stocks	—	311,087	—
Exchange Traded Funds	3,486,143,979	—	—
Investment Company	212,636,700	—	—

Total	$4,037,453,046	$110,154,923	$592

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$33,342,095	$—
Futures Contracts(b)	62,289,103	—	—
Purchased Option Contracts	32,986,332	3,806,784	—

Total	$95,275,435	$37,148,879	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(5,199,030)	$—
Written Option Contracts	(487,631)	—	—

Total	$(487,631)	$(5,199,030)	$—

(a)   Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)   Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$1,368,120,673	$—	$—
Investment Company	880,671,497	—	—

Total	$2,248,792,170	$—	$—

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC FACTOR ALLOCATION FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$13,582,160	$—
Futures Contracts(a)	49,354,364	—	—
Purchased Option Contracts	26,497,366	—	—

Total	$75,851,730	$13,582,160	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(14,931,832)	$—
Written Option Contracts	(935,958)	—	—

Total	$(935,958)	$(14,931,832)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$313,935,362	$—	$—
Investment Companies	142,291,677	—	—

Total	$456,227,039	$—	$—

Derivative Type

Assets
Futures Contracts	$2,153,868	$—	$—
Purchased Option Contracts	248,169	—	—

Total	$2,402,037	$—	$—

Liabilities
Futures Contracts(a)	$(25,750)	$—	$—
Written Option Contracts	(101,343)	—	—

Total	$(127,093)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TACTICAL TILT OVERLAY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$534,595,099	$—	$—
Corporate Obligations	—	5,284,123	—
Agency Debentures	—	861,028	—
Exchange Traded Funds	299,418,890	—	—
Investment Companies	1,513,281,195	—	—
Short-term Investments	—	2,256,180,009	—

Total	$2,347,295,184	$2,262,325,160	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$184,351	$—
Futures Contracts(a)	9,764,253	—	—
Interest Rate Swap Contracts(a)	—	6,752,114	—
Purchased Option Contracts	—	9,734,057	—

Total	$9,764,253	$16,670,522	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(477,355)	$—
Futures Contracts(a)	(3,760,168)	—	—
Written Option Contracts	—	(3,705,418)	—

Total	$(3,760,168)	$(4,182,773)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule and Consolidated Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to a Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Funds may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Funds’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Funds’ are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tax Risk — The Strategic Factor Allocation, Strategic Volatility Premium and Tactical Tilt Overlay Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.